ANNUAL REPORT                                                  DECEMBER 31, 1997

     MUTUAL BEACON FUND



[FRANKLIN TEMPLETON LOGO]

                               TECHNOLOGY UPDATE:
                               FRANKLIN TEMPLETON
                          COMBATS THE YEAR 2000 PROBLEM

                             By Charles B. Johnson,
                      President of Franklin Resources, Inc.

As we near the 21st century, Franklin Templeton is taking important steps to tackle the computer glitch dubbed the Year 2000 Problem, Y2K, or the Millennium Bug. The problem originated from the software designers' attempt to save memory by recording years in a two-digit format--"98" instead of "1998", for example--but didn't take into account that the year 2000 or "00", could also be interpreted as 1900. Uncorrected, this problem could prevent computers from accurately processing date-sensitive data after 1999.

Franklin Templeton's Information Services & Technology division established a Year 2000 Project Team that has already begun making the necessary software changes to help ensure that our computer systems, which service the funds and their shareholders, will be Year 2000 Compliant. As changes reach completion, we will conduct comprehensive tests to verify their effectiveness. We will also require all of our major software or data-services suppliers to be Year-2000 Compliant.

In addition, with an estimated 80% of businesses facing the Year 2000 Problem, mutual fund portfolio managers must be aware of the impact it could have on companies in their portfolios. That's why Franklin Templeton portfolio managers consistently keep this issue in mind while selecting investments and managing their portfolios.

SHAREHOLDER LETTER

-------------------------------------------------------------------------
Your Fund's Objective: The Mutual Beacon Fund seeks capital appreciation, with income as a secondary objective, by investing primarily in common and preferred stocks, bonds, and convertible securities. The fund may also invest in foreign securities.
-------------------------------------------------------------------------

Dear Shareholder:

We are pleased to bring you this annual report of the Mutual Beacon Fund, which covers the 12 months ended December 31, 1997. The fund's Class Z shares produced a 23.03% one-year cumulative total return and a 143.69% five-year cumulative total return, as discussed in the Performance Summary on page 5. During the same period, the Standard and Poor's(R) 500 Stock Index (S&P 500(R)) had a 31.63%(1) return, while the Lipper Growth & Income Funds' average was 26.99%.(2)

1. Source: Micropal. Index is unmanaged and includes reinvested dividends. One cannot invest directly in an index.

2. Source: Lipper Growth and Income Fund average consists of 624 funds. Lipper calculations do not include sales charges; past and current expense reductions by the fund's manager increased the fund's total return. If these factors had been considered, the fund's performance relative to the Lipper average may have been different.

You may find a complete listing of the fund's portfolio holdings, including the number of shares and dollar value, beginning on page 17 of this report.



CONTENTS

Shareholder Letter ............................. 11

Performance Summary
  Class Z ...................................... 15
  Class I ......................................  8
  Class II ..................................... 11

Financial Highlights &
Statement of Investments ....................... 14

Financial Statements ........................... 30

Notes to Financial Statements .................. 33

Report of Independent
Auditors ....................................... 42

Tax Designation ................................ 43



[FUND CATEGORY PYRAMID CHART]

          PORTFOLIO BREAKDOWN
          Based on Total Net Assets
          12/31/97
          [PIE CHART]

          Equities                     78.4%
          Bonds                         3.1%
          Short-Term Investments &
          Other Net Assets             18.5%


          TOP 10 INDUSTRIES
          12/31/97

                                                                % OF TOTAL
          INDUSTRY                                              NET ASSETS
          --------------------------------------------

          Broadcasting & Publishing                                   9.8%
          Multi-Industry                                              7.7%
          Beverages & Tobacco                                         5.3%
          Telecommunications                                          4.6%
          Energy Sources                                              4.4%
          Financial Services                                          3.9%
          Insurance                                                   3.8%
          Health & Personal Care                                      3.5%
          Food & Household
          Products                                                    3.5%
          Transportation                                              3.2%

Despite occasional setbacks caused by warnings of "irrational exuberance" in the domestic equity market and Asia's economic crises, the U.S. and European stock markets demonstrated tremendous resilience, making 1997 yet another year in the extraordinary bull market that began at least three years ago. From the beginning of 1995 through the end of 1997, U.S. stock prices more than doubled, as measured by the S&P 500. Finding cheap stocks became even tougher during the past year as investors looking to "buy the dips" were willing to purchase securities at historically high valuations. As a result, our cash level increased somewhat by year-end, but it remained well within the fund's historical range. Over the past ten years, year-end cash levels for the fund have been as high as 34% and as low as 10%.

At the end of the reporting period, stocks in the S&P 500 were trading at an average of 24 times earnings, with many of the names that dominate the index valued too high for our standards. However, we were still able to find opportunities in the domestic equity market. We purchased additional shares of U.S. West Media Group, which were up over 50% this year as the company's restructuring complemented investors' recognition of the value of its core cable business. In addition, during this period, the merger and acquisition environment, as well as divestiture activity, continued to be strong.

The fund also benefited from its European holdings, particularly in the small and mid-capitalization stocks. For example, in the U.K., investors embraced the privatized railroad firm, Railtrack Group Plc., as they began to understand the value of relaxation from government regulation, and the company's stock appreciated 164.87% over the reporting period. Reflecting the relative attractiveness of the European sector, the fund had 25.6% of its total net assets invested there at the end of the year.

We believe equity markets will present us with substantial opportunities in 1998. Although our direct exposure to Asia was virtually non-existent, the Asian economic crises of late 1997 may have a greater impact on some companies than the market has reflected. We are looking to see if these crises have created opportunities for us. However, we are always mindful of the lower risk, lower volatility philosophy of the fund and our investments everywhere are intended to be consistent with this.

In Europe, we anticipate an exciting year as the continent prepares for the limited introduction of the eurocurrency on January 1, 1999. While it may be years before the success or failure of the new system is known, we expect mistakes to occur and hope they force greater flexibility on the system, as well as offer us investment opportunities in the process.

We appreciate your participation in Mutual Beacon Fund and welcome your comments and suggestions.

Sincerely,
Franklin Mutual Advisers Senior Portfolio Management Team

      TOP 10 HOLDINGS
      12/31/97

      COMPANY,                                              % OF TOTAL
      INDUSTRY                                              NET ASSETS
      --------------------------------------------

      U.S. West Media Group,
      Broadcasting & Publishing                                   2.6%

      Chase Manhattan Corp.,
      Banking                                                     2.0%

      Investor AB,
      Multi-Industry                                              2.0%

      General Motors Corp.,
      Automobiles                                                 1.5%

      RJR Nabisco Holdings Corp.,
      Beverages & Tobacco                                         1.4%

      Morgan Stanley, Dean Witter Discover & Co.,
      Financial Services                                          1.4%

      MCI Communications Corp.,
      Telecommunications                                          1.3%

      Suez Lyonnaise des Eaux SA,
      Business & Public Services                                  1.3%

      Railtrack Group Plc.,
      Transportation                                              1.2%

      Philip Morris Cos. Inc.,
      Beverages & Tobacco                                         1.1%

Please remember, this discussion reflects our views and opinions as of December 31, 1997, the end of the reporting period. Market and economic conditions are changing constantly, which may affect our strategies and portfolio holdings. Although historic performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

It is important to remember that the fund may invest in lower-rated "junk bonds," which entail higher credit risks, as well as in foreign securities involving risks, such as political uncertainty or fluctuations in foreign exchange rates in areas where investments are made. The fund generally expects to hedge against currency risk where feasible and to the extent possible. The fund's value-oriented strategy may include investments in companies involved in mergers, reorganizations, restructurings, or liquidations. The risks associated with this and other fund-specific investments are described in the prospectus.

PERFORMANCE SUMMARY

CLASS Z

Mutual Beacon Fund - Class Z produced a 23.03% cumulative total return for the 12-month period ended December 31, 1997. Cumulative total return measures the change in value of an investment, assuming reinvestment of dividends and capital gains.

The fund's Class Z share price increased $1.14, from $12.98 on December 31, 1996, to $14.12 on December 31, 1997.* During the reporting period, Class Z shareholders received per-share distributions of 54.0 cents ($0.5400) in dividend income, 41.00 cents ($0.4100) in short-term capital gains, and 85.00 cents ($0.8500) in long-term capital gains. Distributions will vary depending on income earned by the fund and any profits realized from the sale of securities in the portfolio, as well as the level of the fund's operating expenses.

The graph on page 6 compares the performance of Mutual Beacon Fund - Class Z and the unmanaged Standard & Poor's 500 Stock Index (S&P 500), as well as the Lipper Growth & Income Funds' average, for the 10-year period ended December 31, 1997.

*Per-share amounts for all periods prior to February 3, 1997, have been restated to reflect a 3-for-1 share split effective at the close of business on Friday, January 31, 1997.

Past performance is not predictive of future results.

Keep in mind that an unmanaged market index has inherent performance differentials in comparison with any fund. An index does not pay management fees to cover salaries of security analysts or portfolio managers, or pay commissions or market spreads to buy and sell securities. Unlike an index, mutual funds are never 100% invested because they need to have cash on hand to redeem shares. In addition, the performance shown for the fund includes all fund expenses and account fees. The index's performance would have been lower if the fund's costs had been applied to it. Please remember that an index is simply a measure of performance, and one cannot invest in it directly.

CLASS Z
TOTAL RETURN INDEX COMPARISON
$10,000 INVESTMENT (1/1/88 - 12/31/97)

            MUTUAL BEACON                     LIPPER GROWTH & INCOME                 Lipper Growth &
  DATE      FUND - CLASS Z*      S&P 500**    FUNDS AVERAGE           S&P 500 $T     Income Funds Average***
  ----      --------------       ---------    ---------------------   ----------     ------------------------
1/1/88          $10,000          $10,000         $10,000
12/31/88        $12,892          $11,661         $11,507             16.61%            15.07%
12/31/89        $15,137          $15,356         $14,180             31.69%            23.23%
12/31/90        $13,906          $14,880         $13,543             -3.10%            -4.49%
12/31/91        $16,354          $19,414         $17,455             30.47%            28.88%
12/31/92        $20,102          $20,894         $18,958              7.62%             8.61%
12/31/93        $24,712          $23,000         $21,147             10.08%            11.55%
12/31/94        $26,100          $23,303         $20,948              1.32%            -0.94%
12/31/95        $32,857          $32,061         $27,405             37.58%            30.82%
12/31/96        $39,818          $39,422         $33,099             22.96%            20.78%
12/31/97        $48,973          $52,573         $42,033             33.36%            26.99%


The historical performance shown pertains only to the fund's Class Z shares. The fund offers other share classes subject to different fees and expenses, which affect their performance. Please see the prospectus for more details.

*Performance figures represent the change in value of an investment over the periods shown, assuming reinvestment of dividends and capital gains at net asset value. This was a period of generally rising security prices.

**Index is unmanaged and includes reinvested dividends. One cannot invest directly in an index.

***Lipper Growth and Income Fund average consists of 624 funds. Lipper calculations do not include sales charges; past and current expense reductions by the fund's manager increased the fund's total return. If these factors had been considered, the fund's performance relative to the Lipper average may have been different.

Past performance is not predictive of future results.

 CLASS Z
 Periods ended 12/31/97

                                            1-YEAR       5-YEAR       10-YEAR
  ----------------------------------------------------------------------
  Cumulative Total Return(1)                 23.03%      143.69%      389.35%
  Average Annual Total Return(2)             23.03%       19.49%       17.22%
  Value of $10,000 Investment(3)            $12,303      $24,369      $48,935

                        12/31/93     12/31/94     12/31/95     12/31/96     12/31/97
  ----------------------------------------------------------------------
  One-Year Total
    Return(4)            22.93%        5.61%       25.89%       21.19%       23.03%

1. Cumulative total return represents the change in value of an investment over the indicated periods.

2. Average annual total return represents the average annual change in value of an investment over the indicated periods.

3. These figures represent the value of a hypothetical $10,000 investment in the fund over the indicated periods.

4. One-year total return represents the change in value of an investment over the periods ended on the specified dates.

All calculations assume reinvestment of dividends and capital gains at net asset value. The fund's manager has agreed in advance to waive a portion of its management fees, which increases total return to shareholders. If the manager had not taken this action, the fund's total returns would have been lower. Franklin Mutual Advisers has made a commitment to the fund's Board not to seek an increase in the rate of investment advisory fees for a three-year period beginning November 1, 1996.

Investment return and principal value will fluctuate with market conditions, currency volatility and the economic, social, and political climates of countries where investments are made. You may have a gain or loss when you sell your shares.

Past performance is not predictive of future results.

CLASS I

Mutual Beacon Fund - Class I produced a 22.52% cumulative total return for the 12-month period ended December 31, 1997. Cumulative total return measures the change in value of an investment, assuming reinvestment of dividends and capital gains, and does not include the initial sales charge.

The fund's Class I share price, as measured by net asset value, increased $1.11, from $12.98 on December 31, 1996, to $14.09 on December 31, 1997.* During the reporting period, Class I shareholders received per-share distributions of 50.62 cents ($0.5062) in dividend income, 41.00 cents ($0.4100) in short-term capital gains, and 85.00 cents ($0.8500) in long-term capital gains. Distributions will vary depending on income earned by the fund and any profits realized from the sale of securities in the portfolio, as well as the level of the fund's operating expenses.

The graph on page 9 compares the performance of Mutual Beacon Fund - Class I since inception on November 1, 1996, and the unmanaged Standard & Poor's 500 Stock Index (S&P 500), as well as the Lipper Growth & Income Funds' average.

Keep in mind that an unmanaged market index has inherent performance differentials in comparison with any fund. An index does not pay management fees to cover salaries of security analysts or portfolio managers, or pay commissions or market spreads to buy and sell securities. Unlike an index, mutual funds are never 100% invested because they need to have cash on hand to redeem shares. In addition,

*Per-share amounts for all periods prior to February 3, 1997, have been restated to reflect a 3-for-1 share split effective at the close of business on Friday, January 31, 1997.

Past performance is not predictive of future results.

the performance shown for the fund includes the initial sales charge, all fund expenses and account fees. The index's performance would have been lower if the fund's costs had been applied to it. Please remember that an index is simply a measure of performance, and one cannot invest in it directly.

CLASS I
TOTAL RETURN INDEX COMPARISON
$10,000 INVESTMENT (11/1/96 - 12/31/97)

            MUTUAL BEACON                     LIPPER GROWTH & INCOME                 Lipper Growth &
  DATE      FUND - CLASS I*      S&P 500**    FUNDS AVERAGE           S&P 500 $T     Income Funds Average***
  ----      --------------       ---------    ---------------------   ----------     ------------------------

11/1/96         $9,550           $10,000         $10,000
11/30/96        $10,007          $10,756         $10,650             7.56%              6.50%
12/31/96        $10,151          $10,543         $10,538            -1.98%             -1.05%
1/31/97         $10,498          $11,202         $10,992             6.25%              4.31%
2/28/97         $10,717          $11,289         $11,048             0.78%              0.51%
3/31/97         $10,569          $10,825         $10,654            -4.11%             -3.57%
4/30/97         $10,631          $11,472         $11,038             5.97%              3.60%
5/31/97         $11,061          $12,170         $11,728             6.09%              6.26%
6/30/97         $11,382          $12,715         $12,180             4.48%              3.85%
7/31/97         $12,007          $13,728         $13,076             7.96%              7.36%
8/31/97         $11,880          $12,959         $12,640            -5.60%             -3.34%
9/30/97         $12,461          $13,669         $13,281             5.48%              5.07%
10/31/97        $12,055          $13,212         $12,814            -3.34%             -3.51%
11/30/97        $12,230          $13,824         $13,158             4.63%              2.68%
12/31/97        $12,441          $14,062         $13,378             1.72%              1.67%


The historical performance shown pertains only to the fund's Class I shares. The fund offers other share classes subject to different fees and expenses, which affect their performance. Please see the prospectus for more details.

*Performance figures reflect the change in value of an investment over the periods shown and include the maximum 4.5% initial sales charge, assuming reinvestment of dividends and capital gains at net asset value. This was a period of generally rising security prices.

**Index is unmanaged and includes reinvested dividends. One cannot invest directly in an index.

***Lipper Growth and Income Fund average consists of 624 funds. Lipper calculations do not include sales charges; past and current expense reductions by the fund's manager increased the fund's total return. If these factors had been considered, the fund's performance relative to the Lipper average may have been different.

Past performance is not predictive of future results.

 CLASS I
 Periods ended 12/31/97

                                                                     SINCE
                                                                   INCEPTION
                                                 1-YEAR            (11/1/96)
                                                                   ---------
  ----------------------------------------------------------------------
  Cumulative Total Return(1)                      22.52%             30.50%
  Average Annual Total Return(2)                  17.01%             20.76%
  Value of $10,000 Investment(3)                 $11,701            $12,462

1. Cumulative total return represents the change in value of an investment over the indicated periods and does not include the sales charge.

2. Average annual total return represents the average annual change in value of an investment over the indicated periods and includes the maximum 4.5% initial sales charge.

3. These figures represent the value of a hypothetical $10,000 investment in the fund over the indicated periods and include the sales charge.

All calculations assume reinvestment of dividends and capital gains at net asset value. The fund's manager has agreed in advance to waive a portion of its management fees, which increases total return to shareholders. If the manager had not taken this action, the fund's total returns would have been lower. Franklin Mutual Advisers has made a commitment to the fund's Board not to seek an increase in the rate of investment advisory fees for a three-year period beginning November 1, 1996.

Investment return and principal value will fluctuate with market conditions, currency volatility and the economic, social, and political climates of countries where investments are made. You may have a gain or loss when you sell your shares.

Past performance is not predictive of future results.

CLASS II

Mutual Beacon Fund - Class II produced a 21.65% cumulative total return for the 12-month period ended December 31, 1997. Cumulative total return measures the change in value of an investment, assuming reinvestment of dividends and capital gains, and does not include sales charges.

The fund's Class II share price, as measured by net asset value, increased $1.06, from $12.98 on December 31, 1996, to $14.04 on December 31, 1997.* During
the reporting period, Class II shareholders received per-share distributions of
44.71 cents ($0.4471) in dividend income, 41.00 cents ($0.4100) in short-term capital gains, and 85.00 cents ($0.8500) in long-term capital gains. Distributions will vary depending on income earned by the fund and any profits realized from the sale of securities in the portfolio, as well as the level of the fund's operating expenses.

The graph on page 12 compares the performance of Mutual Beacon Fund - Class II since inception on November 1, 1996, and the unmanaged Standard & Poor's 500 Stock Index (S&P 500), as well as the Lipper Growth & Income Funds' average.

Keep in mind that an unmanaged market index has inherent performance differentials in comparison with any fund. An index does not pay management fees to cover salaries of security analysts or portfolio managers, or pay commissions or market spreads to buy and sell securities. Unlike an index, mutual funds are never 100% invested

*Per-share amounts for all periods prior to February 3, 1997, have been restated to reflect a 3-for-1 share split effective at the close of business on Friday, January 31, 1997.

Past performance is not predictive of future results.

because they need to have cash on hand to redeem shares. In addition, the performance shown for the fund includes sales charges, all fund expenses and account fees. The index's performance would have been lower if the fund's costs had been applied to it. Please remember that an index is simply a measure of performance, and one cannot invest in it directly.

CLASS II
TOTAL RETURN INDEX COMPARISON
$10,000 INVESTMENT (11/1/96 - 12/31/97)

            MUTUAL BEACON                     LIPPER GROWTH & INCOME                 Lipper Growth &
  DATE      FUND - CLASS II*     S&P 500**    FUNDS AVERAGE           S&P 500 $T     Income Funds Average***
  ----      --------------       ---------    ---------------------   ----------     ------------------------
11/1/96         $9,900           $10,000         $10,000
11/30/96        $10,371          $10,756         $10,650             7.56%              6.50%
12/31/96        $10,517          $10,543         $10,538            -1.98%             -1.05%
1/31/97         $10,868          $11,202         $10,992             6.25%              4.31%
2/28/97         $11,087          $11,289         $11,048             0.78%              0.51%
3/31/97         $10,925          $10,825         $10,654            -4.11%             -3.57%
4/30/97         $10,990          $11,472         $11,038             5.97%              3.60%
5/31/97         $11,428          $12,170         $11,728             6.09%              6.26%
6/30/97         $11,752          $12,715         $12,180             4.48%              3.85%
7/31/97         $12,387          $13,728         $13,076             7.96%              7.36%
8/31/97         $12,255          $12,959         $12,640            -5.60%             -3.34%
9/30/97         $12,848          $13,669         $13,281             5.48%              5.07%
10/31/97        $12,428          $13,212         $12,814            -3.34%             -3.51%
11/30/97        $12,593          $13,824         $13,158             4.63%              2.68%
12/31/97        $12,699          $14,062         $13,378             1.72%              1.67%


The historical performance shown pertains only to the fund's Class II shares. The fund offers other share classes subject to different fees and expenses, which affect their performance. Please see the prospectus for more details.

*Performance figures represent the change in value of an investment over the periods shown and include all sales charges, assuming reinvestment of dividends and capital gains at net asset value. This was a period of generally rising security prices.

**Index is unmanaged and includes reinvested dividends. One cannot invest directly in an index.

***Lipper Growth and Income Fund average consists of 624 funds. Lipper calculations do not include sales charges; past and current expense reductions by the fund's manager increased the fund's total return. If these factors had been considered, the fund's performance relative to the Lipper average may have been different.

Past performance is not predictive of future results.

 CLASS II
 Periods ended 12/31/97

                                                                     SINCE
                                                                   INCEPTION
                                                 1-YEAR            (11/1/96)
  ----------------------------------------------------------------------
  Cumulative Total Return(1)                      21.65%             29.50%
  Average Annual Total Return(2)                  19.45%             23.72%
  Value of $10,000 Investment(3)                 $11,945            $12,820

1. Cumulative total return represents the change in value of an investment over the indicated periods and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the indicated periods and includes the 1.0% initial sales charge and 1.0% contingent deferred sales charge, applicable to shares redeemed within 18 months of investment.

3. These figures represent the value of a hypothetical $10,000 investment in the fund over the indicated periods and include sales charges.

All calculations assume reinvestment of dividends and capital gains at net asset value. The fund's manager has agreed in advance to waive a portion of its management fees, which increases total return to shareholders. If the manager had not taken this action, the fund's total returns would have been lower. Franklin Mutual Advisers has made a commitment to the fund's Board not to seek an increase in the rate of investment advisory fees for a three-year period beginning November 1, 1996.

Investment return and principal value will fluctuate with market conditions, currency volatility and the economic, social, and political climates of countries where investments are made. You may have a gain or loss when you sell your shares.

Past performance is not predictive of future results.

MUTUAL BEACON FUND
Financial Highlights

                                                                        YEAR ENDED DECEMBER 31,
                                                   ------------------------------------------------------------------
                                                      1997          1996          1995          1994          1993
                                                   ------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE+ - CLASS Z
(For a share outstanding throughout the year)
Net asset value, beginning of year..............       $12.98        $11.98        $10.34        $10.36         $9.03
                                                   ------------------------------------------------------------------
Income from investment operations:
 Net investment income..........................          .31           .40           .29           .15           .12
 Net realized and unrealized gain...............         2.63          2.08          2.36           .43          1.94
                                                   ------------------------------------------------------------------
Total from investment operations................         2.94          2.48          2.65           .58          2.06
                                                   ------------------------------------------------------------------
Less distributions from:
 Net investment income..........................         (.54)         (.35)         (.28)         (.15)         (.12)
 Net realized gains.............................        (1.26)        (1.13)         (.73)         (.45)         (.61)
                                                   ------------------------------------------------------------------
Total distributions.............................        (1.80)        (1.48)        (1.01)         (.60)         (.73)
                                                   ------------------------------------------------------------------
Net asset value, end of year....................       $14.12        $12.98        $11.98        $10.34        $10.36
                                                   ==================================================================
Total Return....................................       23.03%        21.19%        25.89%         5.61%        22.93%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's).................   $5,678,822    $4,920,388    $3,573,297    $2,060,453    $1,062,293
Ratios to average net assets:
 Expenses.......................................         .74%          .73%          .72%          .75%          .73%
 Expenses, excluding waiver and payments by
   affiliate....................................         .77%          .75%          .72%          .75%          .73%
 Net investment income..........................        1.92%         3.21%         2.89%         1.96%         1.53%
Portfolio turnover rate.........................       54.72%        66.87%        73.18%        70.63%        52.88%
Average commission rate paid*...................       $.0230        $.0469        --            --            --

*Relates to purchases and sales of equity securities. Prior to fiscal year 1996 disclosure of average commission rate was not required.
+Per share amounts for all periods prior to December 31, 1997 have been restated to reflect a 3-for-1 stock split effective February 3, 1997.

MUTUAL BEACON FUND
Financial Highlights (continued)

                                                                                      YEAR ENDED DECEMBER 31,
                                                                                     --------------------------
                                                                                     1997+++            1996+
                                                                                     --------------------------
PER SHARE OPERATING PERFORMANCE++ - CLASS I
(For a share outstanding throughout the year)
Net asset value, beginning of year................................................     $12.98            $13.21
                                                                                     --------------------------
Income from investment operations:
 Net investment income............................................................        .23               .16
 Net realized and unrealized gain.................................................       2.65               .69
                                                                                     --------------------------
Total from investment operations..................................................       2.88               .85
                                                                                     --------------------------
Less distributions from:
 Net investment income............................................................       (.51)             (.33)
 Net realized gains...............................................................      (1.26)             (.75)
                                                                                     --------------------------
Total distributions...............................................................      (1.77)            (1.08)
                                                                                     --------------------------
Net asset value, end of year......................................................     $14.09            $12.98
                                                                                     ==========================
Total Return*.....................................................................     22.52%             6.51%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's)...................................................   $753,519           $52,070
Ratios to average net assets:
 Expenses.........................................................................      1.09%             1.03%**
 Expenses, excluding waiver and payments by affiliate.............................      1.12%             1.13%**
 Net investment income............................................................      1.58%             1.33%**
Portfolio turnover rate...........................................................     54.72%            66.87%
Average commission rate paid***...................................................     $.0230            $.0469

*Total return does not reflect sales commissions and is not annualized. **Annualized.
***Relates to purchases and sales of equity securities.
+For the period November 1, 1996 (effective date) to December 31, 1996.
++Per share amounts for the period ended December 31, 1996 have been restated to reflect a 3-for-1 stock split effective February 3, 1997.
+++Based on average weighted shares outstanding.

MUTUAL BEACON FUND
Financial Highlights (continued)

                                                                                      YEAR ENDED DECEMBER 31,
                                                                                     --------------------------
                                                                                     1997+++            1996+
                                                                                     --------------------------
PER SHARE OPERATING PERFORMANCE++ - CLASS II
(For a share outstanding throughout the year)
Net asset value, beginning of year................................................     $12.98            $13.21
                                                                                     --------------------------
Income from investment operations:
 Net investment income............................................................        .14               .13
 Net realized and unrealized gain.................................................       2.63               .71
                                                                                     --------------------------
Total from investment operations..................................................       2.77               .84
                                                                                     --------------------------
Less distributions from:
 Net investment income............................................................       (.45)             (.32)
 Net realized gains...............................................................      (1.26)             (.75)
                                                                                     --------------------------
Total distributions...............................................................      (1.71)            (1.07)
                                                                                     --------------------------
Net asset value, end of year......................................................     $14.04            $12.98
                                                                                     ==========================
Total Return*.....................................................................     21.65%             6.45%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's)...................................................   $362,425           $16,263
Ratios to average net assets:
 Expenses.........................................................................      1.74%             1.75%**
 Expenses, excluding waiver and payments by affiliate.............................      1.77%             1.85%**
 Net investment income............................................................       .92%              .84%**
Portfolio turnover rate...........................................................     54.72%            66.87%
Average commission rate paid***...................................................     $.0230            $.0469

*Total return does not reflect sales commissions or the contingent deferred sales charge and is not annualized.
**Annualized.
***Relates to purchases and sales of equity securities.
+For the period November 1, 1996 (effective date) to December 31, 1996.
++Per share amounts for the period ended December 31, 1996 have been restated to reflect a 3-for-1 stock split effective February 3, 1997.
+++Based on average weighted shares outstanding.
                       See Notes to Financial Statements.

MUTUAL BEACON FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 1997

                                                                      COUNTRY           SHARES             VALUE
---------------------------------------------------------------------------------------------------------------------
COMMON STOCKS  77.9%
AEROSPACE & MILITARY TECHNOLOGY  1.1%
Boeing Co. ......................................................     United States          263,060      $   12,873,499

*Coltec Industries Inc. .........................................     United States          419,600           9,729,475

*General Motors Corp., H.........................................     United States          197,800           7,306,238

*Hexcel Corp. ...................................................     United States          991,880          24,735,008

*Litton Industries Inc. .........................................     United States            1,100              63,250

Lockheed Martin Corp. ...........................................     United States            2,494             245,659

Northrop Grumman Corp. ..........................................     United States           84,800           9,752,000

Primex Technologies Inc. ........................................     United States           47,740           1,611,225

Raytheon Co., A..................................................     United States          172,374           8,500,193
                                                                                                             -----------
                                                                                                              74,816,547
                                                                                                             -----------
APPLIANCES & HOUSEHOLD DURABLES  0.7%
Black & Decker Corp. ............................................     United States          490,000          19,140,625

+Toro Co. .......................................................     United States          648,700          27,650,838
                                                                                                             -----------
                                                                                                              46,791,463
                                                                                                             -----------
AUTOMOBILES  2.5%
General Motors Corp. ............................................     United States        1,733,300         105,081,313

*Hayes Lemmerz Intl. Inc. .......................................     United States          288,520           8,078,560

Regie Nationale des Usines Renault SA............................         France             990,000          27,848,633

Volvo AB, B......................................................         Sweden           1,058,900          28,406,617
                                                                                                             -----------
                                                                                                             169,415,123
                                                                                                             -----------
BANKING  3.1%
Barnett Banks Inc. ..............................................     United States           64,300           4,621,563

Chase Manhattan Corp. ...........................................     United States        1,228,740         134,547,030

Corestates Financial Corp. ......................................     United States           16,000           1,281,000

First Union Corp. ...............................................     United States          260,430          13,347,038

Fleet Financial Group Inc. ......................................     United States          271,800          20,368,013

Mellon Bank Corp. ...............................................     United States          114,000           6,911,250

PNC Bank Corp. ..................................................     United States          197,800          11,286,963

Wells Fargo & Co. ...............................................     United States           43,700          14,833,419
                                                                                                             -----------
                                                                                                             207,196,276
                                                                                                             -----------
BEVERAGES & TOBACCO  5.3%
B.A.T. Industries Plc. ..........................................     United Kingdom       3,904,066          35,553,879

Brown-Forman Corp., A............................................     United States           51,700           2,727,175

Brown-Forman Corp., B............................................     United States          249,700          13,795,925

Diageo Plc. .....................................................     United Kingdom       3,330,000          30,544,689

Farmer Brothers Co. .............................................     United States           82,686          15,462,282

Gallaher Group Plc. .............................................     United Kingdom       2,095,000          11,113,602

Gallaher Group Plc., ADR.........................................     United Kingdom         623,500          13,327,313

Heineken Holding NV, A...........................................      Netherlands           104,791          16,124,475

Molson Co. Ltd., A...............................................         Canada           1,951,375          34,888,654

Philip Morris Cos. Inc...........................................     United States        1,636,800          74,167,500

RJR Nabisco Holdings Corp........................................     United States        2,583,385          96,876,938


MUTUAL BEACON FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 1997 (continued)

                                                                      COUNTRY           SHARES             VALUE
---------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
BEVERAGES & TOBACCO (CONT.)
*Stroh Brewery Co., wts. ........................................  United States           66,892      $       66,892
UST Inc. ........................................................  United States          503,600          18,601,725
                                                                                                          -----------
                                                                                                          363,251,049
                                                                                                          -----------
BROADCASTING & PUBLISHING  9.8%
BHC Communications Inc., A.......................................  United States          164,098          21,373,765

*Chris Craft Industries Inc. ....................................  United States          235,712          12,330,684

Comcast Corp., A.................................................  United States           70,000           2,231,250

Comcast Corp., Special A.........................................  United States          940,166          29,673,989

Daily Mail & General Trust Plc. .................................  United Kingdom          19,000             655,302

Daily Mail & General Trust Plc., A...............................  United Kingdom         371,200          12,269,084

Dow Jones & Co. Inc. ............................................  United States        1,044,700          56,087,331

Dun & Bradstreet Corp. ..........................................  United States        1,086,700          33,619,781

Havas SA.........................................................      France             334,250          24,047,562

Hollinger International Inc., A..................................  United States          482,000           6,748,000

Houghton Mifflin Co. ............................................  United States          958,000          36,763,250

Midland Independent Newspapers Plc. .............................  United Kingdom         375,000           1,299,517

Mirror Group Plc. ...............................................  United Kingdom      13,246,200          42,748,625

*Modern Times Group AB, A........................................      Sweden             287,550           1,684,036

*Modern Times Group AB, B .......................................      Sweden           1,919,052          11,480,619

NV Holdingsmij de Telegraaf......................................   Netherlands         2,007,800          37,826,035

Pearson Plc. ....................................................  United Kingdom       2,338,248          30,337,931

*Peoples Choice TV Corp., unit...................................  United States            2,300             828,000

Readers Digest Association Inc., A...............................  United States          286,300           6,763,838

Scripps Co., A...................................................  United States        1,052,000          50,956,250

*SFX Broadcasting Inc., A........................................  United States          156,400          12,551,100

Shaw Brothers Hong Kong Ltd. ....................................    Hong Kong         10,588,300           7,856,849

Southam Inc. ....................................................      Canada             431,400           8,226,199

Time Warner Inc. ................................................  United States          682,600          42,321,200

*US West Media Group.............................................  United States        6,161,800         177,921,975
                                                                                                          -----------
                                                                                                          668,602,172
                                                                                                          -----------
BUILDING MATERIALS & COMPONENTS  0.8%
*American Standard Cos. Inc. ....................................  United States          742,100          28,431,706

Johns-Manville Corp. ............................................  United States          573,617           5,772,021

Lone Star Industries Inc. .......................................  United States          123,768           6,575,175

+Puerto Rican Cement Co. Inc. ...................................  United States          279,800          14,042,463
                                                                                                          -----------
                                                                                                           54,821,365
                                                                                                          -----------
BUSINESS & PUBLIC SERVICES  1.8%
Esselte AB, A....................................................      Sweden             636,000          12,015,265

Esselte AB, B....................................................      Sweden             804,500          16,313,115

Moore Corp. Ltd. ................................................      Canada             349,700           5,261,222

Moore Corp. Ltd., fgn. ..........................................      Canada              90,000           1,361,250

Suez Lyonnaise des Eaux SA.......................................      France             820,000          90,740,218
                                                                                                          -----------
                                                                                                          125,691,070
                                                                                                          -----------


MUTUAL BEACON FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 1997 (continued)

                                                                      COUNTRY           SHARES             VALUE
----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
CHEMICALS  2.1%
Allied Colloids Group Plc. ......................................   United Kingdom       3,894,270      $   10,712,952

Laporte Plc. ....................................................   United Kingdom       2,604,500          28,595,261

Morton International Inc. .......................................   United States          962,000          33,068,750

Olin Corp. ......................................................   United States        1,367,000          64,078,125

Rohm & Haas Co. .................................................   United States           36,300           3,475,725
                                                                                                           -----------
                                                                                                           139,930,813
                                                                                                           -----------
CONSTRUCTION & HOUSING  0.5%
Grupo Acciona SA.................................................       Spain              147,291          24,034,488

Hollandsche Beton Groep NV.......................................    Netherlands            50,380             936,713

Martin Marietta Materials Inc. ..................................   United States          305,060          11,153,756
                                                                                                           -----------
                                                                                                            36,124,957
                                                                                                           -----------
DATA PROCESSING & REPRODUCTION  0.3%
First Data Corp..................................................   United States          131,000           3,831,750

*NCR Corp. ......................................................   United States          564,000          15,686,250
                                                                                                           -----------
                                                                                                            19,518,000
                                                                                                           -----------
ELECTRICAL & ELECTRONICS  1.2%
Philips Electronics NV...........................................    Netherlands           191,700          11,496,422

Philips Electronics NV ADR.......................................    Netherlands           585,000          35,392,500

*Wang Laboratories Inc., A.......................................   United States        1,506,700          33,335,738
                                                                                                            80,224,660

ELECTRONIC COMPONENTS & INSTRUMENTS  1.1%
*Amphenol Corp., A...............................................   United States          756,566          42,131,270

Fisher Scientific International Inc. ............................   United States          186,400           8,900,600

+Spectra Physics AB, A...........................................       Sweden           1,130,000          21,419,035
                                                                                                           -----------
                                                                                                            72,450,905
                                                                                                           -----------
ENERGY EQUIPMENT & SERVICES  1.9%
Bouygues Offshore SA, ADR........................................       France           1,257,700          27,354,975

*EVI Inc. .......................................................   United States           95,946           4,965,206

*+Gulfmark Offshore Inc..........................................   United States          642,074          21,188,442

*Reading & Bates Corp. ..........................................   United States          644,900          27,005,188

*Rowan Companies Inc. ...........................................   United States          569,500          17,369,750

*Trico Marine Services Inc. .....................................   United States          907,700          26,663,688

*United Meridian Corp. ..........................................   United States          185,000           5,203,125
                                                                                                           -----------
                                                                                                           129,750,374
                                                                                                           -----------
ENERGY SOURCES  4.4%
Apco Argentina Inc. .............................................   United States           74,679           2,576,426

Fina Inc., A.....................................................   United States          214,900          13,753,600

Imperial Oil Ltd. ...............................................       Canada             606,100          38,752,519

Kerr McGee Corp..................................................   United States          379,400          24,020,763

Noble Affiliates Inc. ...........................................   United States          237,800           8,382,450

Pennzoil Co. ....................................................   United States          863,600          57,699,275

Royal Dutch Petroleum Co. .......................................    Netherlands           124,800           6,762,600

Saga Petroleum AS, A.............................................       Norway           1,350,490          23,255,896


MUTUAL BEACON FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 1997 (continued)

                                                                      COUNTRY           SHARES             VALUE
---------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
ENERGY SOURCES (CONT.)
Saga Petroleum AS, B.............................................      Norway           1,482,105      $   22,507,900
*Santa Fe Energy Resources Inc...................................  United States          699,600           7,870,500
Shell Transport & Trading Co. Plc. ..............................  United Kingdom       2,059,500          14,933,472
Societe Elf Aquitaine SA.........................................      France             552,459          64,255,429
Societe Elf Aquitaine SA, ADR....................................      France              25,000           1,465,625
Tidewater Inc. ..................................................  United States           64,900           3,577,613
Union Texas Petroleum Holdings Inc. .............................  United States          410,100           8,535,206
                                                                                                          -----------
                                                                                                          298,349,274
                                                                                                          -----------
FINANCIAL SERVICES  3.9%
Advanta Corp., A.................................................  United States          156,300           4,102,875
Advanta Corp., B.................................................  United States          557,600          14,149,100
Astoria Financial Corp. .........................................  United States           29,697           1,655,608
Austria Fund Inc. ...............................................     Austria             233,700           2,351,606
Bear Stearns Co. Inc. ...........................................  United States          112,630           5,349,918
Beneficial Corp. ................................................  United States          205,200          17,057,250
Cenfed Financial Corp. ..........................................  United States           15,000             675,000
*Cityscape Financial Corp. ......................................  United States          987,000             493,500
Finova Group Inc. ...............................................  United States          718,300          35,690,531
*Golden State Bancorp Inc. ......................................  United States          790,800          29,556,150
(R)Laser Mortgage Management Inc. ...............................  United States          275,000           3,987,500
Liberty Financial Companies Inc. ................................  United States          249,666           9,424,892
Morgan Stanley, Dean Witter Discover & Co. ......................  United States        1,554,000          91,880,250
Power Financial Corp. ...........................................      Canada             195,800           6,850,705
Providian Financial Corp. .......................................  United States           78,600           3,551,738
United Asset Management Corp. ...................................  United States        1,511,300          36,932,394
                                                                                                          -----------
                                                                                                          263,709,017
                                                                                                          -----------
FOOD & HOUSEHOLD PRODUCTS  3.5%
BIC SA...........................................................      France             104,549           7,631,200
Cadbury Schweppes Plc. ..........................................  United Kingdom       1,934,058          19,217,335
Lindt & Spruengli Chocolate Works Ltd., partn. ctf. .............   Switzerland             4,522           7,889,098
Lindt & Spruengli Chocolate Works Ltd., reg. ....................   Switzerland                 7             135,053
Lotte Confectionary Co. Ltd. ....................................   South Korea            32,980           1,809,522
Nabisco Holdings Corp., A........................................  United States        1,380,900          66,887,344
Seaboard Corp. ..................................................  United States            5,350           2,354,000
Sucriere de Pithiviers Le-Vieil SA...............................      France              11,670           6,534,502
(R)Sunbeam Corp. ................................................  United States        1,480,670          56,135,901
U.S. Industries Inc. ............................................  United States          450,000          13,556,250
Van Melle NV.....................................................   Netherlands           277,764          19,863,280
Verenigde Bedrijven Nutricia NV..................................   Netherlands           699,163          21,206,088
Weetabix Plc., A.................................................  United Kingdom         309,305          15,493,697
                                                                                                          -----------
                                                                                                          238,713,270
                                                                                                          -----------

MUTUAL BEACON FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 1997 (continued)

                                                                      COUNTRY           SHARES             VALUE
---------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
FOREST PRODUCTS & PAPER  0.7%
Bowater Inc. ....................................................  United States          358,000      $   15,908,625
Champion International Corp. ....................................  United States          231,700          10,498,906
Greif Brothers Corp., A..........................................  United States           44,400           1,487,400
St. Joe Paper Corp. .............................................  United States          169,700          15,357,850
Temple Inland Inc. ..............................................  United States          109,493           5,727,853
                                                                                                          -----------
                                                                                                           48,980,634
                                                                                                          -----------
HEALTH & PERSONAL CARE  3.5%
*Apria Healthcare Group Inc. ....................................  United States          692,500           9,305,469
*Beverly Enterprises Inc. .......................................  United States        2,298,500          29,880,500
*Foundation Health Systems, A....................................  United States        2,323,840          51,995,920
*Kindercare Learning Centers Inc. ...............................  United States           48,215             916,085
*Maxicare Health Plans Inc. .....................................  United States          795,553           8,651,639
*Mid-Atlantic Medical Services Inc. .............................  United States        1,202,100          15,326,775
*Oxford Health Plans Inc. .......................................  United States        1,387,400          21,591,413
*Pacificare Health Systems Inc., A...............................  United States          391,290          19,662,323
*Pacificare Health Systems Inc., B...............................  United States          356,398          18,666,345
*Paragon Health Networks Inc. ...................................  United States          539,223          10,548,550
*Perrigo Co. ....................................................  United States          249,400           3,335,725
*PharMerica Inc. ................................................  United States        1,046,047          10,852,741
United States Surgical Corp. ....................................  United States          259,300           7,600,731
*Vencor Inc. ....................................................  United States          763,100          18,648,256
*Vitalink Pharmacy Services Inc. ................................  United States          560,200          13,514,825
                                                                                                          -----------
                                                                                                          240,497,297
                                                                                                          -----------
INDUSTRIAL COMPONENTS  1.9%
Charter Plc......................................................  United Kingdom         310,000           3,805,758
Gencorp Inc. ....................................................  United States          666,700          16,667,500
*ITT Industries Inc. ............................................  United States        1,274,800          39,996,850
(R)Lancer Industries Inc., B.....................................  United States                1             512,820
Lucas Varity Plc. ...............................................  United Kingdom       4,765,636          16,866,945
Lucas Varity Plc., ADR...........................................  United Kingdom       1,329,944          46,381,797
*Owens-Illinois Inc. ............................................  United States          178,600           6,775,638
Smith Investment Co. ............................................  United States            7,254             816,075
Vulcan International Corp. ......................................  United States           15,884             623,447
                                                                                                          -----------
                                                                                                          132,446,830
                                                                                                          -----------
INSURANCE  3.8%
*Alleghany Corp. ................................................  United States           66,169          18,841,623
Allmerica Financial Corp. .......................................  United States          183,820           9,179,511
American General Corp. ..........................................  United States          152,867           8,264,372
AON Corp. .......................................................  United States          799,950          46,897,069
Argonaut Group Inc. .............................................  United States          155,600           5,270,950
Assurances Generales de France...................................      France           1,210,787          64,155,523
Financial Security Assurance Holding Ltd. .......................  United States          209,300          10,098,725
Fund American Enterprises Holdings Inc. .........................  United States          265,111          32,078,431
Kansas City Life Insurance Co. ..................................  United States           17,750           1,757,250

MUTUAL BEACON FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 1997 (continued)

                                                                      COUNTRY           SHARES             VALUE
----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
INSURANCE (CONT.)
Leucadia National Corp. .........................................  United States          292,900      $   10,105,050
+National Security Group Inc. ...................................  United States          174,977           3,083,970
Provident Companies Inc. ........................................  United States          107,076           4,135,811
Reliable Life Insurance Co., A...................................  United States           17,584           1,995,784
SAFECO Corp. ....................................................  United States          150,420           7,332,975
Sampo Insurance Co. Ltd., A......................................     Finland             304,900          10,071,570
SCOR SA..........................................................      France              52,655           2,517,921
Selective Insurance Group Inc. ..................................  United States          178,100           4,808,700
Twentieth Century Industries California..........................  United States           93,100           2,420,600
Unitrin Inc. ....................................................  United States           45,600           2,946,900
Western National Corp. ..........................................  United States          303,500           8,991,188
                                                                                                          -----------
                                                                                                          254,953,923
                                                                                                          -----------
LEISURE & TOURISM  1.8%
*Circus Circus Enterprises Inc. .................................  United States          710,400          14,563,200
Hilton Hotels Corp. .............................................  United States          761,500          22,654,625
ITT Corp. .......................................................  United States          615,600          51,017,850
*MGM Grand Inc. .................................................  United States          709,100          25,571,919
*+Servico Inc. ..................................................  United States          693,000          11,694,375
                                                                                                          -----------
                                                                                                          125,501,969
                                                                                                          -----------
MACHINERY & ENGINEERING  1.2%
Briggs & Stratton Corp. .........................................  United States        1,151,200          55,905,150
Bucher Holding AG, br. ..........................................   Switzerland            13,233          11,497,903
New Holland NV...................................................   Netherlands           481,000          12,716,438
                                                                                                          -----------
                                                                                                           80,119,491
                                                                                                          -----------
MERCHANDISING  1.5%
American Stores Co. .............................................  United States          688,300          14,153,169
Dillards Inc., A.................................................  United States           77,500           2,731,875
FKI Plc. ........................................................  United Kingdom      11,499,900          36,262,988
*Footstar Inc. ..................................................  United States          311,100           8,360,813
*Hills Stores Co. ...............................................  United States          227,260             724,391
*Homeland Holdings Corp. ........................................  United States           59,798             272,081
*Homeland Holdings Corp., when issue.............................  United States          210,453           1,367,949
*Provigo Inc. ...................................................      Canada             825,000           5,022,567
Vendome Luxury Group Plc. .......................................  United Kingdom       2,061,836          16,118,676
*Woolworth Corp. ................................................  United States          982,900          20,026,588
                                                                                                          -----------
                                                                                                          105,041,097
                                                                                                          -----------
METALS & MINING  0.8%
*Algoma Steel Inc. ..............................................      Canada           1,302,153           4,510,449
Aluminum Co. of America..........................................  United States           38,200           2,688,325
Central Steel & Wire Co. ........................................  United States              959             738,430
LTV Corp. .......................................................  United States          722,900           7,048,275
+(R)Metallurg Inc. ..............................................  United States          404,958           5,466,933
Reynolds Metals Co. .............................................  United States          525,700          31,542,000
                                                                                                          -----------
                                                                                                           51,994,412
                                                                                                          -----------

MUTUAL BEACON FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 1997 (continued)

                                                                      COUNTRY           SHARES             VALUE
---------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
MULTI-INDUSTRY  7.7%
Aker RGI ASA, A..................................................      Norway           2,218,979      $   40,016,843
Aker RGI ASA, B..................................................      Norway             618,835          10,069,180
*Berkshire-Hathaway Inc., A......................................  United States              305          14,030,000
Canadian Pacific Ltd. ...........................................      Canada             210,000           5,722,500
Cie Financiere Richemont AG, A...................................   Switzerland            20,157          21,927,021
Custos AB, A.....................................................      Sweden           1,000,000          21,536,795
Forvaltnings AB Ratos, B.........................................      Sweden           6,152,400          55,015,857
Gendis Inc., A...................................................      Canada             722,500          10,743,588
Harcourt General Inc. ...........................................  United States          393,800          21,560,550
Investor AB, A...................................................      Sweden           1,016,900          49,564,894
Investor AB, B...................................................      Sweden           1,729,700          84,307,598
Kinnevik AB, A...................................................      Sweden             287,550           4,889,136
Kinnevik AB, B...................................................      Sweden           1,854,552          30,714,945
Lagardere S.C.A. ................................................      France           1,185,598          39,201,462
McMillan Bloedel Ltd. ...........................................      Canada             552,400           5,740,275
Power Corp. of Canada............................................      Canada             216,900           7,771,093
Sophus Berendsen AS, B...........................................     Denmark             201,450          33,222,683
Ste Eurafrance...................................................      France              43,953          17,892,307
Tomkins Plc. ....................................................  United Kingdom       1,967,643           9,177,681
Viad Corp. ......................................................  United States        2,042,000          39,436,125
                                                                                                          -----------
                                                                                                          522,540,533
                                                                                                          -----------
REAL ESTATE  2.5%
Alexander & Baldwin Inc. ........................................  United States          154,800           4,227,975
*Alexander's Inc. ...............................................  United States           48,000           4,359,000
*Al-Zar Ltd. LP..................................................  United States               12               4,116
*Cadillac Fairview Corp. ........................................      Canada           1,102,672          25,656,096
*Cadillac Fairview Corp., wts. ..................................      Canada             112,599           1,378,876
*Castle & Cooke Inc. ............................................  United States           45,033             759,932
*E & J Properties Ltd., units....................................  United States           15,000              50,625
*Gould Investors LP..............................................  United States           14,600             730,000
*Insignia Financial Group Inc....................................  United States          224,800           5,170,400
*+(R)MB Metropolis LLC .......................................... United States        5,375,561           6,638,817
*MBO Properties Inc. ............................................  United States          205,135           1,743,658
+(R)MSCW Investors III, LLC......................................  United Kingdom      28,372,000          47,104,938
*Nichols J C Co. ................................................  United States          165,245          11,567,150
+Resurgence Properties Inc. .....................................  United States          591,900             932,242
+(R)Resurgence Properties Inc., Restricted.......................  United States          900,000           1,417,500
*+(R)Value Property Trust........................................  United States        3,880,280          58,058,690
*+(R)Value Property Trust, wts. .................................  United States           24,222             139,277
*Wellsford Real Properties Inc. .................................  United States           80,850           1,263,281
                                                                                                          -----------
                                                                                                          171,202,573
                                                                                                          -----------
RECREATION & OTHER CONSUMER GOODS  0.6%
EMI Group Plc. ..................................................  United Kingdom       4,553,076          39,202,307
Todd A O Corp., A................................................  United States          116,828             978,435
                                                                                                          -----------
                                                                                                           40,180,742
                                                                                                          -----------

MUTUAL BEACON FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 1997 (continued)

                                                                      COUNTRY           SHARES             VALUE
---------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
TELECOMMUNICATIONS  4.6%
*360 Degrees Communications Company..............................  United States        1,393,400      $   28,129,281

*Ionica Group Plc., wts. ........................................  United Kingdom           2,560             275,200

Koninklijke Ptt Nederland NV.....................................   Netherlands         1,128,000          47,063,744

*Loral Space & Communications Ltd. ..............................  United States          677,100          14,515,331

MCI Communications Corp. ........................................  United States        2,132,300          91,289,094

SK Telecom Co. Ltd. .............................................   South Korea            11,310           3,284,037

Sprint Corp. ....................................................  United States          144,200           8,453,725

*Telecommunications Inc.- TCI Ventures Group, A..................  United States        1,141,300          32,313,056

Telephone & Data Systems Inc. ...................................  United States        1,491,900          69,253,137

*Telewest Communications Plc.....................................  United Kingdom      13,926,000          16,010,051
                                                                                                        -------------
                                                                                                          310,586,656
                                                                                                        -------------

TRANSPORTATION  3.2%
Burlington Northern Santa Fe Corp. ..............................  United States          380,300          35,344,131

Canadian National Railway Co. ...................................      Canada             491,900          23,242,275

Florida East Coast Industries Inc. ..............................  United States          338,000          32,490,250

*(R)Golden Ocean Group Ltd., wts. ...............................  United States            2,125              10,625

Helikopter Services Group ASA....................................      Norway             621,400           7,583,186

*+Old Dominion Freight Line Inc. ................................  United States          419,000           6,389,750

Railtrack Group Plc. ............................................  United Kingdom       5,274,334          84,111,456

Tranz Rail Holdings Ltd. ........................................   New Zealand            50,000             188,711

Tranz Rail Holdings Ltd., ADR....................................   New Zealand           110,000           1,265,000

Xtra Corp. ......................................................  United States          405,500          23,772,438
                                                                                                        -------------
                                                                                                          214,397,822
                                                                                                        -------------

UTILITIES ELECTRICAL & GAS  0.1%
Nova Corp. ......................................................      Canada             457,900           4,357,748

Thames Water Group Plc. .........................................  United Kingdom         100,000           1,496,190
                                                                                                        -------------
                                                                                                            5,853,938
                                                                                                        -------------
      TOTAL COMMON STOCKS (COST $4,151,886,082)..................                                       5,293,654,252
                                                                                                        -------------

PREFERRED STOCKS  0.5%
Criimi Mae Inc., 10.875%, conv., pfd., B.........................  United States           22,200             758,963

*Hills Stores Co., conv., pfd., A................................  United States           37,113             111,339

*(R)Interlake Corp., 9.00%, Series A3, conv., pfd. ..............  United States              400             449,640

*Isosceles Plc., pfd., A.........................................  United Kingdom         512,915               8,424

*North Atlantic Trading Company Inc., 12.00%, pfd. ..............  United States           21,169             571,563

Pacificare Health Systems Inc., 4.00%, conv., pfd., A............  United States           97,500           2,218,125

Ransomes Plc., L8.25, conv., pfd. ...............................  United Kingdom      14,345,000          23,324,054

*(R)Viasystems Inc., pfd., B.....................................  United States          102,000           2,167,500
                                                                                                        -------------
      TOTAL PREFERRED STOCKS (COST $24,198,548)..................                                          29,609,608
                                                                                                        -------------

                                                                                      PRINCIPAL
                                                                                       AMOUNT**
                                                                                      ----------
CORPORATE BONDS AND NOTES  1.2%
American Communications Services Inc., 0/11.00%, 11/01/05........  United States     $  2,250,000           1,811,250

Asia Pulp & Paper Co. Ltd., 144A, 12.00%, 12/29/29...............    Indonesia          2,275,000           2,013,375


MUTUAL BEACON FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 1997 (continued)

                                                                                      PRINCIPAL
                                                                      COUNTRY          AMOUNT**            VALUE
---------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES (CONT.)
Azteca Holdings, 144A, 11.00%, 6/15/02...........................      Mexico        $    500,000      $      517,500
Bally Total Fitness Holding Corp., 144A, 9.875%, 10/15/07........  United States          500,000             506,250

Boston Chicken, Inc., conv., zero coupon, 6/01/15................  United States        5,350,000             809,188

Cadillac Fairview Corp., 12.00%, 7/31/05.........................      Canada             132,492CAD           94,567

Cityscape Financial Corp., 12.75%, 6/01/04.......................  United States        6,335,000           2,787,400

Club Regina Resorts Inc., 13.00%, 12/01/00.......................  United States        3,750,000           3,834,375

Consorcio G Grupo Dina SA de CV,
  0/12.00%, 11/15/02.............................................      Mexico           4,059,000           3,673,395

  8.00%, conv., 8/08/04..........................................      Mexico           2,565,000           2,193,075

County Seat Stores Inc., 144A, 12.75%, 11/01/04..................  United States          750,000             772,500

CS Wireless Inc., 0/12.25%, B, 3/01/06...........................  United States        6,725,000           1,782,125

Delco Remy International, 11.50%, 7/31/04........................  United States        4,600,000           4,669,000

(R)Fairchild Semiconductor Corp., 11.74%, 3/14/08................  United States        2,475,000           2,536,875

Flagstar Companies Inc., 10.75%, 9/15/01.........................  United States        1,000,000           1,117,500

FRD Acquisition Co., 12.50%, 7/15/04.............................  United States        1,250,000           1,306,250

Global Ocean Carriers Ltd., 144A, 10.25%, 7/15/07................  United States        2,300,000           2,208,000

Globalstar LP,
  10.75%, 11/01/04...............................................  United States          600,000             588,000

  11.25%, 6/15/04................................................  United States        1,050,000           1,057,875

(R)Golden Ocean Group Ltd., 10.00%, 8/31/01......................  United States        1,725,000           1,414,500

Heilman Acquisition Corp 9.625%, 1/31/04.........................  United States       15,000,000               1,500

Home Holdings Inc 8.625%, 12/15/03...............................  United States        3,600,000           1,242,000

Hurricane Hydrocarbons Ltd., 11.75%, 11/01/04....................      Canada           2,000,000           1,900,000

Ionica Plc., 0/15.00%, 5/01/07...................................  United Kingdom      13,475,000           5,457,375

Jitney Jungle Stores of America Inc., 10.375%, 9/15/07...........  United States        1,600,000           1,668,000

Local Financial, 11.00%, 9/05/04.................................  United States        1,400,000           1,484,000

Localiza Rent-A-Car SA, 10.25%, 10/01/05.........................      Brazil           1,000,000             850,000

Nebco Evans Holding Company, 144A, 0/7.00%, 7/15/07..............  United States        1,000,000             655,000

North Atlantic Trading Company Inc.,11.00%, 6/15/04..............  United States          750,000             781,875

Olivetti International NV, 3.75%, conv., 12/31/99................      Italy         13,300,000,000ITL      8,345,392

Packaging Resources Inc., 13.00%, 6/30/03........................  United States        3,663,675           3,407,218

Price Communications Wireless, 144A, 11.75%, 7/15/07.............  United States          990,000           1,079,100

Production Resource Group Plc., 11.50%, 12/15/07.................  United States        1,250,000           1,256,250

RBX Corp., 12.00%, 1/15/03.......................................  United States        1,300,000           1,332,500

Resource America Inc., 144A, 12.00%, 8/01/04.....................  United States        1,800,000           1,840,500

Rutherford Moran Corp., 144A, 10.75%, 10/01/04...................  United States        1,000,000           1,015,000

Sassco Fashions Ltd., 12.75%, 02/15/05...........................  United States          955,313             998,302

Specialty Foods Corp., 11.25%, 8/15/03, B........................  United States        1,990,000           1,870,600

Stratosphere Corp., 14.25%, 5/15/02..............................  United States        1,410,000             796,650

Supermercados Norte SA, 144A, 10.875%, 2/09/04...................    Argentina          1,150,000           1,095,375

TFM SA de CV,
  144A, 10.25%, 6/15/07..........................................      Mexico             400,000             412,000

  0/6.00%, 6/15/09...............................................      Mexico           1,900,000           1,211,250

Transamerican Energy Corporation,
  144A, 11.50%, 6/15/02..........................................  United States        1,000,000             985,000

  144A, 0/6.00%, 6/15/02.........................................  United States        5,000,000           4,025,000


MUTUAL BEACON FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 1997 (continued)

                                                                                      PRINCIPAL
                                                                      COUNTRY          AMOUNT**            VALUE
---------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES (CONT.)
Uniforet Inc., 11.125%, 10/15/06.................................     Canada        $  1,050,000      $    1,002,750
Vicap SA, 144A, 11.375%, 5/15/07................................. United States        1,000,000           1,075,000

Wilsons The Leather Experts, 11.25%, 8/15/04..................... United States        1,300,000           1,280,500
                                                                                                        ------------
      TOTAL CORPORATE BONDS AND NOTES (COST $84,966,933).........                                         82,761,137
                                                                                                        ------------
BONDS AND NOTES IN REORGANIZATION  1.9%
Adams County Co. Ind. Dev. Auth., 9.00%, 11/01/96................ United States        1,775,000                 888

Ames Department Stores Inc.,
  bank claim..................................................... United States        1,000,000               7,500

  trade claim.................................................... United States          838,042               6,285

  trade debt..................................................... United States          743,611               5,577

Barings BV ,
  zero coupon, 1/22/01...........................................  Netherlands        12,010,000           5,884,900

  zero coupon, 3/12/01...........................................  Netherlands         8,249,000           8,661,450

Caldor Corp.,
  bank claim..................................................... United States          491,014             304,429

  bank claim 1................................................... United States        3,602,714           3,458,605

  trade claim.................................................... United States        5,740,313             229,613

Dictaphone Corporation, bank claim............................... United States        1,201,566           1,189,550

Dow Corning Corp.,
  9.30%, 1/27/98................................................. United States        1,835,000           2,257,050

  8.55%, 3/01/01................................................. United States        1,100,000           1,320,000

  9.375%, 2/01/08................................................ United States          790,000           1,007,250

  8.15%, 10/15/29................................................ United States        7,050,000           8,460,000

  9.50%, 8/10/49................................................. United States          350,000             434,000

  bank claim..................................................... United States        2,070,704           2,557,319

  bank debt #1................................................... United States        2,850,000           3,519,750

  swap........................................................... United States        7,677,843           8,138,514

El Paso TX Housing Finance Corp., 8.88%, 10/15/96................ United States       27,574,000              13,787

Eli Jacobs, bank claim........................................... United States       25,305,909             126,530

Eurotunnel Finance Ltd.,
  tranche A...................................................... United Kingdom       9,250,000GBP        8,051,669

  tranche A1..................................................... United Kingdom       3,700,000GBP        3,220,667

  tranche B...................................................... United Kingdom       2,502,857XEU        1,429,937

  tranche B...................................................... United Kingdom       7,067,486GBP        6,151,898

  tranche B1..................................................... United Kingdom       3,183,734GBP        2,771,283

  tranche B1..................................................... United Kingdom         132,602XEU           75,758

  tranche B-U.................................................... United Kingdom          42,644GBP           37,119

  tranche C......................................................     France           6,600,000FRF          570,242

  tranche E......................................................     France             315,010XEU          179,972

  tranche E......................................................     France          67,655,472FRF        5,845,451

  tranche E1-U...................................................     France             865,580FRF           74,786

  tranche E1.....................................................     France          14,381,620FRF        1,242,576

Foxmeyer Health Corp.,
  reclamation trade claim........................................ United States        5,488,844           1,042,880

  trade claim.................................................... United States        1,402,185           1,093,704

Harrah's Jazz Finance Corp 14.25%, 11/15/01...................... United States        4,238,000           1,334,970


MUTUAL BEACON FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 1997 (continued)

                                                                                      PRINCIPAL
                                                                      COUNTRY          AMOUNT**            VALUE
---------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES IN REORGANIZATION (CONT.)
Harvard Industries,
  11.125%, 8/01/05...............................................  United States     $ 18,030,000      $    5,949,900

  12.00%, 7/15/04................................................  United States        1,225,000             404,250

Heartland Wireless Comm. Inc.,
  13.00%, 4/15/03................................................  United States        1,190,000             392,700

  13.00%, 4/15/03, Series D......................................  United States          710,000             234,300

Isosceles Plc., Facility B Term Loan, 2003.......................  United Kingdom         394,647GBP            6,482

Louisiana Agriculture Finance Auth., 8.25%, 10/01/96.............  United States          950,000                 475

Louisiana Housing Finance, 8.61%, 8/01/96........................  United States          987,000                 494

Maxwell Communication Corp. Plc.,
  6.00%, 6/15/93.................................................  United Kingdom         206,000DEM           12,023

  8.375%, 9/01/93................................................  United Kingdom         520,000XEU           59,989

  5.00%, 6/16/95.................................................  United Kingdom         618,975CHF           44,465

Memphis TN Health Facilities, 8.68%, 9/15/96.....................  United States        8,800,000               4,400

Mercury Finance Co., Commercial Paper,
  2/03/97........................................................  United States          422,398             350,591

  2/04/97........................................................  United States           76,380              63,395

  2/06/97........................................................  United States          672,706             558,346

  2/07/97........................................................  United States          229,033             190,097

  2/11/97........................................................  United States          114,522              95,053

  2/13/97........................................................  United States          196,587             163,167

  2/18/97........................................................  United States           76,400              63,412

  2/19/97........................................................  United States          702,767             583,297

  2/20/97........................................................  United States          147,933             122,785

  2/21/97........................................................  United States          824,909             684,674

  2/24/97........................................................  United States          587,610             487,716

  2/27/97........................................................  United States           64,422              53,470

  3/11/97........................................................  United States           42,253              35,070

  3/14/97........................................................  United States           75,496              62,661

  3/17/97........................................................  United States          645,232             535,543

  4/11/97........................................................  United States           38,206              31,711

  4/18/97........................................................  United States          137,087             113,783

  4/22/97........................................................  United States           78,337              65,020

  4/24/97........................................................  United States          117,505              97,529

Mercury Finance Co., Bank Claim, MTN,
  5.79%, 2/02/97.................................................  United States          556,693             462,055

  5.66%, 3/10/97.................................................  United States        3,799,051           3,153,212

  6.29%, 12/16/97................................................  United States        4,221,168           3,503,569

  6.16%, 12/15/98................................................  United States          422,117             350,357

  7.33%, 6/29/99.................................................  United States        1,266,350           1,051,089

  7.42%, 6/29/00.................................................  United States        3,845,809           3,192,022

  7.50%, 6/29/01.................................................  United States        3,845,809           3,192,022

Nebraska Investment Finance Auth., 8.34%, 11/01/93...............  United States        4,660,000               2,334


MUTUAL BEACON FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 1997 (continued)

                                                                                      PRINCIPAL
                                                                      COUNTRY          AMOUNT**            VALUE
---------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES IN REORGANIZATION (CONT.)
Southeast Banking Corp.,
  zero coupon, 12/16/96..........................................
                                                                   United States     $  5,270,000      $    3,478,200
  zero coupon, 11/10/97..........................................
                                                                   United States        6,880,000           4,540,800
  6.50%, 3/15/99.................................................
                                                                   United States        1,636,000             899,800
  10.50%, 4/11/01................................................
                                                                   United States       15,840,000           8,870,400
Southeast Texas Housing Finance Corp., 8.60%, 9/01/96............
                                                                   United States        1,500,000                 750
Tiphook Finance Corp., lease claim...............................
                                                                   United Kingdom          26,378GBP           43,322
                                                                                                         ------------
      TOTAL BONDS AND NOTES IN REORGANIZATION (COST
      $103,664,875)..................................................                                     124,912,639
                                                                                                         ------------


                                                                                        SHARES
                                                                                        ------
COMPANIES IN LIQUIDATION
*Americana Hotels & Realty Corp. ................................
                                                                   United States           71,300              57,040
*City Investing Co., Liquidating Trust...........................
                                                                   United States          250,187             218,914
*(R)Kendall International Inc....................................
                                                                   United States               49                 588
*Mcorp Financial Trust, claim units..............................
                                                                   United States           13,334              16,301
*Mcorp Trust Units...............................................
                                                                   United States           13,327                 133
*+MEI Diversified Inc............................................
                                                                   United States       13,957,852           1,284,122
*Ranger Industries...............................................
                                                                   United States            5,059               4,269
                                                                                                         ------------
      TOTAL COMPANIES IN LIQUIDATION (COST $1,219,965)...........                                           1,581,367
                                                                                                         ------------

                                                                                      PRINCIPAL
                                                                                       AMOUNT**
                                                                                      ---------
SHORT TERM INVESTMENTS  16.3%
Federal Home Loan Bank, 5.325% to 5.69% with maturities to
  12/17/98.......................................................
                                                                   United States     $648,624,000         636,710,989
Federal Home Loan Mortgage Corp., 5.405% to 5.415% with
  maturities to 11/16/98.........................................
                                                                   United States       42,400,000          40,771,096
Federal National Mortgage Association., 5.32% to 5.62% with
  maturities to 12/04/98.........................................
                                                                   United States      444,201,000         432,472,244
                                                                                                       --------------
        TOTAL SHORT TERM INVESTMENTS (COST $1,109,826,963).......                                       1,109,954,329
                                                                                                       --------------
        TOTAL INVESTMENTS (COST $5,475,763,366)  97.8%...........                                       6,642,473,332
        SECURITIES SOLD SHORT  (0.5%)............................                                         (32,064,675)
        NET EQUITY IN FORWARD CONTRACTS  0.2%....................                                          15,296,757
        OTHER ASSETS, LESS LIABILITIES  2.5%.....................                                         169,060,537
                                                                                                       --------------
        TOTAL NET ASSETS  100.0%.................................                                      $6,794,765,951
                                                                                                       --------------


MUTUAL BEACON FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 1997 (continued)

                     SECURITIES SOLD SHORT
                       -----------------
                            ISSUER                                  COUNTRY            SHARES               VALUE
                             -----                                   ------             -----                ----
*Nationsbank Corp. ............................................
                                                                 United States              76,400      $    4,646,075
*Worldcom Inc. ................................................
                                                                 United States             906,400          27,418,600
                                                                                                        --------------
        TOTAL (PROCEEDS $33,599,102)...........................                                         $   32,064,675
                                                                                                        ==============

*Non-income producing.
**Securities traded in U.S. dollars unless otherwise indicated.
(R)Restricted securities (See note 7).
+Affiliated issuers (See note 8).

CURRENCY ABBREVIATIONS:

CAD  --   Canadian Dollar
CHF  --   Swiss Franc
DEM  --   German Mark
FRF  --   French Franc
GBP  --   British Pound
ITL  --   Italian Lira
XEU  --   European Currency Unit

                       See Notes to Financial Statements.

MUTUAL BEACON FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997

Assets:
 Investments in securities, at value:
  Unaffiliated issuers (cost $5,329,341,289)........................  $6,415,961,940
  Controlled affiliates (cost $75,490,809)..........................     111,941,722
  Non controlled affiliates (cost $70,931,268)......................     114,569,670     $6,642,473,332
                                                                       -------------
 Cash...............................................................                         26,433,374
 Receivables:
  Investment securities sold........................................                         48,541,139
  Capital shares sold...............................................                         14,802,621
  Dividends and interest............................................                         15,790,138
  From affiliates...................................................                            397,953
 Unrealized gain on forward exchange contracts (Note 9).............                         27,263,693
 Deposits with broker for securities sold short.....................                         89,713,557
                                                                                          -------------
     Total Assets...................................................                      6,865,415,807
                                                                                          -------------
Liabilities:
 Payables:
  Investment securities purchased...................................                          6,296,657
  Capital shares redeemed...........................................                         10,002,747
  To affiliates.....................................................                          5,784,757
 Distributions to shareholders......................................                            835,959
 Securities sold short, at value (proceeds $33,599,102).............                         32,064,675
 Unrealized loss on forward exchange contracts (Note 9).............                         11,966,936
 Other liabilities..................................................                          3,698,125
                                                                                          -------------
     Total liabilities..............................................                         70,649,856
                                                                                          -------------
Net assets, at value................................................                     $6,794,765,951
                                                                                          =============
Net assets consist of:
 Accumulated distributions in excess of net investment income.......                     $  (13,240,115)
 Net unrealized appreciation........................................                      1,183,541,150
 Accumulated net realized gain......................................                         81,862,137
 Capital shares.....................................................                      5,542,602,779
                                                                                          -------------
Net assets, at value................................................                     $6,794,765,951
                                                                                          =============
CLASS Z
 Net asset value per share ($5,678,822,419 / 402,248,317 shares outstanding).............    $14.12
                                                                                             ======
CLASS I
 Net asset value per share ($753,518,847 / 53,486,802 shares outstanding)................    $14.09
                                                                                             ======
 Maximum offering price per share ($14.09 / 95.50%)......................................    $14.75
                                                                                             ======
CLASS II
 Net asset value per share ($362,424,685 / 25,807,641 shares outstanding)*...............    $14.04
                                                                                             ======
 Maximum offering price per share ($14.04 / 99.00%)......................................    $14.18
                                                                                             ======

*Redemption price per share is equal to net asset value less any applicable sales charge.

                       See Notes to Financial Statements.

MUTUAL BEACON FUND
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1997

Investment Income:
 (net of foreign taxes of $6,417,686)
 Dividends.........................................................   $ 92,860,300
 Interest..........................................................     67,989,645
                                                                      ------------
     Total investment income.......................................                      $  160,849,945
                                                                                         --------------
Expenses:
 Management fees (Note 4)..........................................     36,299,616
 Administrative fees (Note 4)......................................      4,682,986
 Distribution fees (Note 4)
       Class I.....................................................      1,435,312
       Class II....................................................      1,871,688
 Transfer agent fees (Note 4)......................................      3,248,760
 Custodian fees....................................................        829,618
 Reports to shareholders...........................................        710,691
 Registration and filing fees......................................        466,599
 Professional fees.................................................        195,083
 Directors' fees and expenses......................................         59,668
 Other.............................................................        150,867
                                                                      ------------
     Total expenses................................................                          49,950,888
     Expenses waived/paid by affiliate (Note 4)....................                          (1,822,295)
                                                                                         --------------
          Net expenses.............................................                          48,128,593
                                                                                         --------------
            Net investment income..................................                         112,721,352
                                                                                         --------------
Realized and unrealized gains:
 Net realized gain from:
  Investments......................................................    518,513,076
  Foreign currency transactions....................................    140,581,481
                                                                      ------------
     Net realized gain.............................................                         659,094,557
 Net unrealized appreciation on:
  Investments......................................................    422,120,359
  Translation of assets and liabilities denominated in foreign
    currencies.....................................................     21,349,760
                                                                      ------------
     Net unrealized appreciation...................................                         443,470,119
                                                                                         --------------
Net realized and unrealized gain...................................                       1,102,564,676
                                                                                         --------------
Net increase in net assets resulting from operations...............                      $1,215,286,028
                                                                                         ==============

                       See Notes to Financial Statements.

MUTUAL BEACON FUND
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                          1997                 1996
                                                                     -----------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income...........................................   $  112,721,352       $  139,500,691
  Net realized gain from investments and foreign currency
    transactions..................................................      659,094,557          339,872,662
  Net unrealized appreciation on investments and translation of
    assets and liabilities denominated in foreign currencies......      443,470,119          352,415,288
                                                                     --------------        -------------
    Net increase in net assets resulting from operations..........    1,215,286,028          831,788,641
Distributions to shareholders from:
 Net investment income:
  Class Z.........................................................     (198,852,305)        (123,408,070)
  Class I.........................................................      (22,305,892)            (733,476)
  Class II........................................................       (9,409,819)            (258,962)
 Net realized gains:
  Class Z.........................................................     (463,412,045)        (390,075,901)
  Class I.........................................................      (56,734,666)          (1,661,478)
  Class II........................................................      (27,054,167)            (601,432)
Capital share transactions (Note 3):
  Class Z.........................................................      306,526,781        1,029,861,383
  Class I.........................................................      709,709,228           53,716,426
  Class II........................................................      352,291,753           16,796,782
                                                                     --------------        -------------
    Net increase in net assets....................................    1,806,044,896        1,415,423,913
Net assets:
 Beginning of year................................................    4,988,721,055        3,573,297,142
                                                                     --------------        -------------
 End of year......................................................   $6,794,765,951       $4,988,721,055
                                                                     ===============       =============
Distributions in excess of net investment income included in net assets:
 End of year......................................................   $  (13,240,115)      $   (1,622,610)
                                                                     ==============        =============

                       See Notes to Financial Statements.

MUTUAL BEACON FUND
Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Beacon Fund (the Fund) is a separate, diversified series of Franklin Mutual Series Fund, Inc. (the Series Fund), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks long-term capital appreciation and income through a flexible policy of investing in stocks and corporate debt securities. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as

MUTUAL BEACON FUND
Notes to Financial Statements  (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:
(CONTINUED)
information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Common expenses incurred by the Series Fund are allocated among the funds comprising the Series Fund based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

e. FORWARD EXCHANGE CONTRACTS:

The Fund may enter into forward exchange contracts to hedge against foreign exchange risks. These contracts are valued daily and the Fund's equity therein is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations.

f. OPTION CONTRACTS:

Options purchased are recorded as investments; options written (sold) are recorded as liabilities. When an option expires, the premium (original option value) is realized as a gain if the option was written or as a loss if the option was purchased. When the exercise of an option results in a cash settlement, the difference between the premium and the settlement proceeds is realized as a gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss.

g. SECURITIES SOLD SHORT:

The Fund is engaged in selling securities short, which obligates the Fund to replace a security borrowed by purchasing the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates.

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale. The Fund must maintain a deposit with the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short.

MUTUAL BEACON FUND
Notes to Financial Statements  (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
h. SECURITIES ISSUED ON A WHEN-ISSUED OR DELAYED BASIS:

The Fund may trade securities on a when-issued or delayed basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, it may sell such securities before the settlement date.

i. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. MERGER OF HEINE SECURITIES AND FRANKLIN RESOURCES

On October 31, 1996, pursuant to an agreement between Franklin Resources, Inc.
(FRI) and Heine Securities Corporation (Heine), the investment adviser, the assets of Heine were acquired by Franklin Mutual Advisers, Inc. (Franklin Mutual), a subsidiary of FRI (the Merger). Franklin Mutual became the investment adviser to the Series Fund and the Series Fund name changed from Mutual Series Fund Inc. to Franklin Mutual Series Fund Inc.

3. CAPITAL STOCK

The Fund offers three classes of shares: Class Z, Class I and Class II. The shares differ by their initial sales load, distribution fees, voting rights on matters affecting a single class and the exchange privilege of each class.

Effective February 3, 1997, the shares of the Fund were split on a 3-for-1 basis. All previously reported per share data for the Fund have been restated to give effect to the split. At December 31, 1997, there were 1.35 billion Fund shares authorized ($0.001 par value) of which 750 million, 300 million, and 300 million were designated as Class Z, Class I, and Class II shares, respectively. Transactions in the Fund's shares were as follows:

                                                                            YEAR ENDED DECEMBER 31,
                                                      -------------------------------------------------------------------
                                                                  1997                                  1996
                                                      -------------------------------------------------------------------
                                                        SHARES          AMOUNT                SHARES           AMOUNT
                                                      -------------------------------------------------------------------
CLASS Z SHARES:
Shares sold..........................................  40,718,198    $ 643,612,541           34,429,925    $1,324,427,054
Shares issued on reinvestment of distributions.......  44,736,434      624,735,916           11,888,106       459,661,027
Shares issued on 3-for-1 stock split................. 251,723,338               --                   --                --
Shares redeemed...................................... (61,246,008)    (961,821,676)         (19,412,747)     (754,226,698)
                                                      -------------------------------------------------------------------
Net increase......................................... 275,931,962    $ 306,526,781           26,905,284    $1,029,861,383
                                                      ===================================================================

MUTUAL BEACON FUND
Notes to Financial Statements  (continued)

3. CAPITAL STOCK (CONTINUED)

                                                                             YEAR ENDED DECEMBER 31,
                                                           ------------------------------------------------------------
                                                                      1997                              1996*
                                                           ------------------------------------------------------------
                                                             SHARES         AMOUNT              SHARES        AMOUNT
                                                           ------------------------------------------------------------
CLASS I SHARES:
Shares sold............................................... 46,602,413    $703,348,818          1,327,664    $53,458,385
Shares issued on reinvestment of distributions............  5,286,745      73,347,433             57,339      2,210,404
Shares issued on 3-for-1 stock split......................  4,753,265              --                 --             --
Shares redeemed........................................... (4,493,034)    (66,987,023)           (47,590)    (1,952,363)
                                                           ------------------------------------------------------------
Net increase.............................................. 52,149,389    $709,709,228          1,337,413    $53,716,426
                                                           ============================================================

                                                                             YEAR ENDED DECEMBER 31,
                                                           ------------------------------------------------------------
                                                                      1997                              1996*
                                                           ------------------------------------------------------------
                                                             SHARES         AMOUNT              SHARES        AMOUNT
                                                           ------------------------------------------------------------
CLASS II SHARES:
Shares sold............................................... 22,074,280    $332,928,600            414,977    $16,724,893
Shares issued on reinvestment of distributions............  2,401,998      33,244,103             20,626        795,137
Shares issued on 3-for-1 stock split......................  1,840,112              --                 --             --
Shares redeemed...........................................   (926,529)    (13,880,950)           (17,823)      (723,248)
                                                           ------------------------------------------------------------
Net increase.............................................. 25,389,861    $352,291,753            417,780    $16,796,782
                                                           ============================================================

*Effective date of Class I and II shares was November 1, 1996.

4. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Series Fund are also officers and/or directors of Franklin Mutual and Franklin Templeton Services, Inc. (FT Services), the Fund's investment manager and administrative manager, respectively. Franklin/ Templeton Investor Services, Inc. (Investor Services) and Franklin/Templeton Distributors, Inc. (Distributors) are the Fund's transfer agent and principal underwriter, respectively.

The Fund pays an investment management fee to Franklin Mutual of 0.60% per year of the average daily net assets of the Fund. In connection with the Merger, FRI and Franklin Mutual agreed, through October 31, 1999, to limit the expense ratio of the Fund to be no higher than expected for the Fund's 1996 fiscal year, except that increases in expenses will be permitted if the Fund's Board of Directors determines that such expenses would have been higher had the merger not taken place. This expense limitation does not include items such as litigation expenses, interest, taxes, insurance, brokerage commissions, and expenses of an extraordinary nature. The expense reduction is set forth in the Statement of Operations.

MUTUAL BEACON FUND
Notes to Financial Statements  (continued)

4. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)
The Fund pays its allocated share of an administrative fee to FT Services based on the Series Fund's aggregate average daily net assets as follows:

ANNUALIZED
 FEE RATE                    AVERAGE DAILY NET ASSETS
-------------------------------------------------------------------
0.15%          First $200 million
0.135%         Over $200 million, up to and including $700 million
0.10%          Over $700 million, up to and including $1.2 billion
0.075%         Over $1.2 billion

The Fund reimburses Distributors up to 0.35% and 1.00% per year of the average daily net assets of Class I and Class II shares, respectively, for costs incurred in marketing the Fund's Class I and Class II shares. Distributors received net commissions from sales of those shares and received contingent deferred sales charges for the year of $925,800 and $86,472, respectively.

5. INCOME TAXES

At December 31, 1997, the net unrealized appreciation based on the cost of investments for income tax purposes of $5,510,028,967 was as follows:

                  Unrealized appreciation.....................................  $1,314,257,739
                  Unrealized depreciation.....................................    (181,813,374)
                                                                                --------------
                  Net unrealized appreciation.................................  $1,132,444,365
                                                                                ==============

Net investment income and net realized capital gains differ for financial statement and tax purposes primarily due to differing treatments of passive foreign investment companies and foreign currency transactions.

MUTUAL BEACON FUND
Notes to Financial Statements  (continued)

6. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended December 31, 1997 aggregated $3,507,488,097 and $2,709,533,858, respectively.

Transactions in options written during the year ended December 31, 1997 were as follows:

                                                                                                NUMBER
                                                                                             OF CONTRACTS      PREMIUM
                                                                                         ------------------------------
Options outstanding at December 31, 1996...............................................            300        $ 130,346
Options written........................................................................           1285          279,754
Options expired........................................................................           (608)        (121,923)
Options terminated in closing transactions.............................................           (300)        (130,346)
Options exercised......................................................................           (677)        (157,831)
                                                                                         ------------------------------
Options outstanding at December 31, 1997...............................................             --               --
                                                                                         ==============================

7. RESTRICTED SECURITIES

The Fund may purchase securities through private offerings that generally cannot be sold to the public without prior registration under the Securities Act of 1933. The costs of registering such securities are paid by the issuer. Restricted securities held at December 31, 1997 are as follows:

    NUMBER OF
    SHARES OR                                                                                 ACQUISITION
PRINCIPAL AMOUNT                                    ISSUER                                       DATE          VALUE
------------------------------------------------------------------------------------------------------------------------
     2,475,000     Fairchild Semiconductor Corp., 11.74%, 3/14/08...........................      4/2/97    $  2,536,875
     1,725,000     Golden Ocean Group Ltd., 10.25% 8/31/01..................................     8/26/97       1,414,500
         2,125     Golden Ocean Group Ltd., wts. ...........................................     8/26/97          10,625
           400     Interlake Corp, 9.00%, Series A3, conv., pfd. ...........................     6/17/92         449,640
            49     Kendall International Inc................................................      7/6/92             588
             1     Lancer Industries Inc., B................................................     8/11/89         512,820
       275,000     Laser Mortgage Management Inc. ..........................................    11/26/97       3,987,500
     5,375,561     MB Metropolis LLC........................................................     12/7/94       6,638,817
       404,958     Metallurg Inc............................................................     4/14/97       5,466,933
    28,372,000     MSCW Investors III, LLC..................................................    12/27/95      47,104,938
       900,000     Resurgence Properties Inc., Restricted...................................      4/6/95       1,417,500
     1,480,670     Sunbeam Corp. ...........................................................     2/23/90      56,135,901
        24,222     Value Property Trust, wts................................................     3/13/96         139,277
     3,880,280     Value Property Trust.....................................................    12/23/93      58,058,690
       102,000     Viasystems Inc., pfd. B..................................................    12/12/97       2,167,500
                                                                                                            ------------
TOTAL RESTRICTED SECURITIES (COST $93,256,132) (2.74% OF NET ASSETS)........................                $186,042,104
                                                                                                            ============

MUTUAL BEACON FUND
Notes to Financial Statements  (continued)

8. INVESTMENT IN AFFILIATES

The Investment Company Act of 1940 defines "affiliated companies" as investments in portfolio companies in which the Fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" at December 31, 1997 were $226,511,392. For the year ended December 31, 1997, dividend income from "affiliated companies" was $2,534,312 and net realized gains from disposition of "affiliated companies" were $586,662.

                                     NUMBER OF                              NUMBER OF                                    REALIZED
                                    SHARES HELD     GROSS       GROSS      SHARES HELD       VALUE      DIVIDEND INCOME  CAPITAL
          NAME OF ISSUER           DEC. 31, 1996  ADDITIONS   REDUCTIONS  DEC. 31, 1997  DEC. 31, 1997  1/1/97-12/31/97   GAINS
---------------------------------------------------------------------------------------------------------------------------------
CONTROLLED AFFILIATES*
MB Metropolis, LLC................    6,416,576           --  1,041,015      5,375,561   $  6,638,817              --    $118,150
MSCW Investors III, LLC...........   28,372,000           --         --     28,372,000     47,104,938              --          --
Value Property Trust..............    3,880,280           --         --      3,880,280     58,058,690              --          --
Value Property Trust, wts.........       24,204           18         --         24,222        139,277              --          --
                                                                                         ----------------------------------------
   TOTAL CONTROLLED AFFILIATES....                                                       $111,941,722              --    $118,150
                                                                                         ========================================
NON CONTROLLED AFFILIATES
Aker AS, Series A.................    2,004,500      214,479         --      2,218,979             **              --          --
Gulfmark International, Inc.......      319,037        2,000    321,037             **             **              --          --
Gulfmark Offshore, Inc.***........           --      642,074         --        642,074   $ 21,188,442              --          --
MEI Diversified Inc., Certificates
 of Beneficial Interest...........   13,957,852           --         --     13,957,852      1,284,122              --          --
Metallurg Inc.....................           --      404,958         --        404,958      5,466,933     $ 1,579,336          --
National Security Group, Inc......      174,977           --         --        174,977      3,083,970         122,484          --
Old Dominion Freight Line, Inc....      419,000           --         --        419,000      6,389,750              --          --
Puerto Rican Cement Co., Inc......      279,800           --         --        279,800     14,042,463         212,648          --
Resurgence Properties Inc.........      591,900           --         --        591,900        932,242              --          --
Resurgence Properties Inc.,
 Restricted.......................      900,000           --         --        900,000      1,417,500              --          --
Servico, Inc......................           --      693,000         --        693,000     11,694,375              --          --
Spectra Physics AB, A.............           --    1,130,000         --      1,130,000     21,419,035         288,740          --
Toro Co...........................      675,600       28,400     55,300        648,700     27,650,838         331,104    $468,512
                                                                                         ----------------------------------------
   TOTAL NON CONTROLLED
     AFFILIATES...................                                                       $114,569,670     $ 2,534,312    $468,512
                                                                                         ========================================

*Issuer in which the Fund owns 25% or more of the outstanding voting securities. **As of December 31, 1997, no longer an affiliate.
***Spin off from Gulfmark International effective May 1, 1997.

9. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

The Fund has been a party to financial instruments with off-balance-sheet risk, primarily forward exchange contracts, in order to minimize the impact on the Fund from adverse changes in the relationship between the functional currency and foreign currencies and interest rates. These instruments involve market risk in excess of the amount recognized on the Statement of Assets and Liabilities. Some of these risks have been minimized by offsetting contracts. Risks arise from the possible inability of counterparties to meet the terms of their contracts, future

MUTUAL BEACON FUND
Notes to Financial Statements  (continued)

9. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK (CONTINUED) movement in currency values and interest rates and contract positions that are not exact offsets. The contract amount indicates the extent of the Fund's involvement in such contracts.

A forward exchange contract is an agreement between two parties to exchange different currencies at a specific rate at an agreed future date. The contracts are reported in the financial statements at the Fund's net equity, as measured by the difference between the forward exchange rates at the reporting date and the forward exchange rates at the day of entry into the contract.

As of December 31, 1997, the Fund had the following forward exchange contracts outstanding:

                                                                                 IN         SETTLEMENT          UNREALIZED
                         CONTRACTS TO BUY:                                  EXCHANGE FOR       DATE             GAIN/(LOSS)
-------------------------------------------------------------------        --------------   ----------         -------------
      5,000,000 British Pounds.....................................   U.S. $    8,028,000     2/18/98     U.S. $     164,348
11,139,842..... British Pounds.....................................            17,879,816     3/18/98                346,633
193,554,996.... Hong Kong Dollars..................................            24,709,640     1/14/98                253,388
                                                                                 --------                      -------------
                                                                      U.S. $   50,617,456                            764,369
                                                                                 ========                      -------------

                        CONTRACTS TO SELL:
-------------------------------------------------------------------
    38,843,571  British Pounds.....................................   U.S. $   64,529,057     1/20/98                798,137
     4,200,000  British Pounds.....................................             7,035,000     1/30/98                147,495
    43,886,851  British Pounds.....................................            74,212,664     2/17/98              2,302,138
    26,508,337  British Pounds.....................................            43,685,739     3/18/98                314,131
    42,550,000  British Pounds.....................................            70,002,550     4/15/98                481,707
    45,000,000  British Pounds.....................................            75,865,500     5/18/98              2,454,282
    59,483,012  Canadian Dollars...................................            41,877,648     1/30/98                206,829
    89,806,025  Canadian Dollars...................................            65,010,683     2/27/98              2,051,796
   217,256,141  Danish Krone.......................................            32,133,967     1/26/98                382,359
   171,554,274  Dutch Guilders.....................................            86,915,542     3/17/98              1,913,369
   118,205,613  Dutch Guilders.....................................            59,348,407     6/10/98                498,794
    57,840,088  Finnish Markka.....................................            10,817,082      3/3/98                161,842
   454,613,700  French Francs......................................            75,843,362     1/20/98                216,842
   217,449,693  French Francs......................................            37,541,218     2/17/98              1,309,687
    45,992,784  French Francs......................................             7,749,065     2/27/98                 81,454
   521,548,621  French Francs......................................            89,898,466     4/17/98              2,715,278
    46,330,830  French Francs......................................             7,800,000     6/11/98                 31,988
14,084,623,025  Italian Lira.......................................             8,009,908      7/2/98                 39,928
   885,492,800  Japanese Yen.......................................             7,143,952     6/19/98                187,376
     2,240,492  New Zealand Dollars................................             1,393,586     2/17/98                 97,690
   320,427,129  Norwegian Krone....................................            44,624,005      3/9/98              1,004,422
    19,824,885  Norwegian Krone....................................             2,850,000     3/10/98                151,108
   187,901,734  Swedish Krona......................................            23,993,566     1/12/98                319,773
   346,588,895  Swedish Krona......................................            44,829,937     1/21/98              1,151,630
   733,560,281  Swedish Krona......................................            96,718,600     2/17/98              4,204,468

MUTUAL BEACON FUND
Notes to Financial Statements  (continued)

9. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK (CONTINUED)
                                                                                 IN         SETTLEMENT          UNREALIZED
CONTRACTS TO SELL:                                                          EXCHANGE FOR       DATE             GAIN/(LOSS)
-------------------------------------------------------------------        --------------   ----------         -------------
    207,061,190 Swedish Krona......................................   U.S. $   27,600,431     3/18/98     U.S. $   1,467,530
    275,596,266 Swedish Krona......................................            36,248,358     4/21/98              1,439,935
     57,969,394 Swiss Francs.......................................            40,762,700     6/10/98                367,336
                                                                           --------------                      -------------
                                                                      U.S. $1,184,440,993                         26,499,324
                                                                           ==============                      -------------
        Unrealized gain on forward exchange contracts..............                                               27,263,693
CONTRACTS TO BUY:                                                                                              -------------
-------------------------------------------------------------------
     40,000,000 British Pounds.....................................   U.S. $   67,512,300     2/18/98             (1,973,519)
     45,281,912 British Pounds.....................................            71,722,020     3/18/98             (2,365,969)
     17,666,030 French Francs......................................             3,044,555     1/20/98               (105,751)
      6,000,000 Hong Kong Dollars..................................               773,894     1/14/98                    (67)
     31,930,000 Norwegian Krone....................................             4,416,168      3/9/98                (69,553)
    136,294,295 Spanish Peseta.....................................               918,425     2/18/98                (22,681)
      5,641,461 Swedish Krona......................................             4,217,407     1/12/98               (218,543)
      4,374,767 Swedish Krona......................................               578,367     1/20/98                (27,044)
                                                                           --------------                      -------------
                                                                      U.S. $  153,183,136                         (4,783,127)
                                                                           ==============                      -------------

CONTRACTS TO SELL:
-------------------------------------------------------------------
     45,000,000 British Pounds.....................................   U.S. $   70,907,850     2/18/97             (2,823,278)
     46,539,773 British Pounds.....................................            75,079,380     1/20/98             (1,278,753)
     14,651,305 British Pounds.....................................            24,360,101     3/18/98               (388,373)
     54,054,549 British Pounds.....................................            87,568,369     6/18/98               (487,413)
     66,388,379 Dutch Guilders.....................................            32,705,246      3/9/98               (172,625)
    236,311,059 French Francs......................................            38,589,704     1/20/98               (721,436)
    386,806,604 French Francs......................................            64,292,676     2/27/98               (193,147)
    259,598,121 Hong Kong Dollars..................................            33,416,763     1/12/98                (63,929)
    390,666,596 Norwegian Krone....................................            52,978,925     3/10/98               (205,084)
  3,105,605,614 Spanish Peseta.....................................            19,954,417     2/18/97               (456,028)
     11,813,762 Swedish Krona......................................             1,481,591     1/12/98                 (6,828)
      2,524,705 Swedish Krona......................................               315,790     1/21/98                 (2,382)
    400,198,341 Swedish Krona......................................            50,218,132     2/17/98               (253,524)
    475,000,000 Swedish Krona......................................            59,963,391     3/10/98                (59,481)
                                                                              -----------                      -------------
                                                                      U.S. $  611,832,335                         (7,112,281)
                                                                           ==============                      -------------
         Net unrealized loss on offsetting forward exchange
          contracts................................................                                                  (71,528)
                                                                                                               -------------
        Unrealized loss on forward exchange contracts..............                                              (11,966,936)
                                                                                                               -------------
          Net unrealized gain on forward exchange contracts........                                       U.S. $  15,296,757
                                                                                                               =============

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS
To the Board of Directors and Shareholders of Franklin Mutual Series Fund Inc.

We have audited the accompanying statement of assets and liabilities of Mutual Beacon Fund, a portfolio of Franklin Mutual Series Fund Inc. ("Fund"), including the schedule of investments, as of December 31, 1997, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian and brokers, or other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Mutual Beacon Fund, a portfolio of Franklin Mutual Series Fund Inc., at December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods in conformity with generally accepted accounting principles.

                                           [ERNST & YOUNG LLP SIGNATURE]

Boston, Massachusetts
January 30, 1998

MUTUAL BEACON FUND
Tax Designation

Under Section 854(b)(2) of the Internal Revenue Code, the Fund hereby designates 10.57% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended December 31, 1997.

                       This page intentionally left blank

LITERATURE REQUEST

For a free brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Fund Information, toll free, at 1-800/DIAL BEN (1-800/342-5236). Please read the prospectus carefully before you invest or send money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

FRANKLIN TEMPLETON GROUP                   Mutual Shares Fund
                                           Templeton American Trust, Inc.
GLOBAL GROWTH
                                           Fund Allocator Series
Franklin Global Health Care Fund           Franklin Templeton Conservative
Franklin Templeton Japan Fund               Target Fund
Templeton Developing                       Franklin Templeton Moderate
 Markets Trust                              Target Fund
Templeton Foreign Fund                     Franklin Templeton Growth
Templeton Foreign Smaller                   Target Fund
 Companies Fund
Templeton Global                           INCOME
 Infrastructure Fund                       Franklin Adjustable Rate
Templeton Global                            Securities Fund
 Opportunities Trust                       Franklin Adjustable U.S.
Templeton Global                            Government Securities Fund
 Real Estate Fund                          Franklin's AGE High Income Fund
Templeton Global                           Franklin Investment Grade
 Smaller Companies Fund                     Income Fund
Templeton Greater European Fund            Franklin Short-Intermediate
Templeton Growth Fund                       U.S. Government Securities Fund
Templeton Latin America Fund               Franklin U.S. Government
Templeton Pacific Growth Fund               Securities Fund
Templeton World Fund                       Franklin Money Fund
                                           Franklin Federal Money Fund
GLOBAL GROWTH AND INCOME
Franklin Global Utilities Fund             For Corporations
Franklin Templeton German                  Franklin Corporate Qualified
 Government Bond Fund                       Dividend Fund
Franklin Templeton Global
 Currency Fund                             FRANKLIN FUNDS SEEKING
Mutual European Fund                       TAX-FREE INCOME
Templeton Global Bond Fund                 Federal Intermediate-Term
Templeton Growth and                        Tax-Free Income Fund
 Income Fund                               Federal Tax-Free Income Fund
                                           High Yield Tax-Free Income Fund
GLOBAL INCOME                              Insured Tax-Free Income Fund
Franklin Global Government                 Puerto Rico Tax-Free
 Income Fund                                Income Fund
Franklin Templeton Hard                    Tax-Exempt Money Fund
 Currency Fund




Franklin Templeton High Income             FRANKLIN STATE-SPECIFIC
 Currency Fund                             FUNDS SEEKING
Templeton Americas Government              TAX-FREE INCOME
 Securities Fund
                                           Alabama
GROWTH                                     Arizona**
                                           Arkansas***
Franklin Biotechnology                     California**
 Discovery Fund                            Colorado
Franklin Blue Chip Fund                    Connecticut
Franklin California Growth Fund            Florida**
Franklin DynaTech Fund                     Georgia
Franklin Equity Fund                       Hawaii***
Franklin Gold Fund                         Indiana
Franklin Growth Fund                       Kentucky
Franklin MidCap Growth Fund                Louisiana
Franklin Small Cap                         Maryland
 Growth Fund                               Massachusetts+
Mutual Discovery Fund                      Michigan**
                                           Minnesota+
GROWTH AND INCOME                          Missouri
Franklin Asset Allocation Fund             New Jersey
Franklin Balance Sheet                     New York**
 Investment Fund*                          North Carolina
Franklin Convertible                       Ohio+
 Securities Fund                           Oregon
Franklin Equity Income Fund                Pennsylvania
Franklin Income Fund                       Tennessee***
Franklin MicroCap Value Fund*              Texas
Franklin Natural Resources Fund            Virginia
Franklin Real Estate                       Washington***
 Securities Fund
Franklin Rising Dividends Fund             VARIABLE ANNUITIES++
Franklin Strategic Income Fund             Franklin Valuemark(R)
Franklin Utilities Fund                    Franklin Templeton
Franklin Value Fund                         Valuemark Income Plus
Mutual Beacon Fund                          (an immediate annuity)
Mutual Financial Services Fund
Mutual Qualified Fund



*These funds are now closed to new accounts, with the exception of retirement accounts.

**Two or more fund options available: long-term portfolio, intermediate-term portfolio, a portfolio of insured municipal securities, and/or a high yield portfolio (CA) and a money market portfolio (CA and NY).

***The fund may invest up to 100% of its assets in bonds that pay interest subject to the federal alternative minimum tax.

+Portfolio of insured municipal securities.

++Franklin Valuemark and Franklin Templeton Valuemark Income Plus are issued by Allianz Life Insurance Company of North America or by its wholly owned subsidiary, Preferred Life Insurance Company of New York, and distributed by NALAC Financial Plans, LLC.

                                                                         10/97.1

BOARD OF DIRECTORS                          INVESTMENT MANAGER
Michael F. Price (Chairman)                 Franklin Mutual Advisers, Inc.
Peter A. Langerman                          51 John F. Kennedy Parkway
Edward I. Altman                            Short Hills, NJ 07078
Ann Torre Grant
Andrew H. Hines, Jr.                        SHAREHOLDER SERVICES
William J. Lippman                          1-800-632-2301 - (Class I & II)
Bruce A. MacPherson                         1-800-448-FUND - (Class Z)
Fred R. Millsaps
Leonard Rubin                               FUND INFORMATION
Barry F. Schwartz                           1-800-342-5236
Vaughn R. Sturtevant, M.D.
Robert E. Wade

476 A97 12/97


                                            This report must be preceded or
                                            accompanied by the current
                                            prospectus of the Mutual Beacon
                                            Fund, which contains more complete
                                            information including risk factors,
                                            charges and expenses.

                                            To ensure the highest quality of
                                            service, telephone calls to or from
                                            our service departments may be
                                            monitored, recorded and accessed.
                                            These calls can be determined by
                                            the presence of a regular beeping
                                            tone.

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